Filed Pursuant to Rule 497
Registration No. 333-197447

Supplement No. 4 dated September 9, 2015
to
Prospectus dated July 21, 2015

This Supplement No. 4 dated September 9, 2015, or Supplement No. 4, contains information which amends, supplements or modifies certain information contained in the prospectus of Business Development Corporation of America II, which we refer to as the Company, our, us or we, dated July 21, 2015, or the Prospectus, as supplemented by Supplement No. 1 dated August 7, 2015, Supplement No. 2 dated August 12, 2015 and Supplement No. 3 dated September 2, 2015. Terms not defined herein shall have the meanings ascribed to them in the Prospectus.

You should carefully consider the “Risk Factors” beginning on page 25 of the Prospectus before you decide to invest.

STATUS OF OUR INITIAL PUBLIC OFFERING

On September 4, 2015, we received subscriptions representing gross offering proceeds of at least $2.0 million, thereby meeting our minimum offering requirement, and admitted our initial public investors as stockholders. As of September 8, 2015, we received and accepted subscriptions in our offering for 202,900 shares of our common stock at an average price per share of $10.00, for corresponding gross proceeds of approximately $2,029,000 million, including shares purchased by our affiliates.

PROSPECTUS UPDATES

As a result of receiving subscriptions representing gross offering proceeds of at least $2.0 million and meeting our minimum offering requirement by September 8, 2015, the Prospectus is revised as follows.

Cover Page

•	The third paragraph on the cover page of the Prospectus is hereby deleted in its entirety and replaced with the following:

“We are offering on a continuous basis up to 300,000,000 shares of our common stock at an initial offering price of $10.00 per share through Realty Capital Securities, LLC, our dealer manager. The dealer manager is not required to sell any specific number or dollar amount of shares but will use its best efforts to sell the shares offered.”

Prospectus Summary

•	The paragraph under the sub-heading “Plan of Distribution” on page 5 of this section is hereby deleted in its entirety and replaced with the following:

“We are offering on a continuous basis up to 300,000,000 shares of our common stock at an initial offering price of $10.00 per share through our dealer manager. Our dealer manager is not required to sell any specific number or dollar amount of shares but will use its best efforts to sell the shares offered. The minimum permitted purchase by a single subscriber is $2,500 in shares of our common stock. We are selling our shares on a continuous basis at a price of $10.00; however, if our net asset value per share, or NAV, increases, we intend to supplement this prospectus to disclose a higher price as necessary to ensure that the shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV. As a result of regulatory requirements, we will adjust our public offering price as necessary to ensure that our NAV does not exceed 90.0% of the public offering price. Additionally, in connection with each weekly closing, we have elected to review our NAV and intend to ensure that our NAV will not fall below 87.0%, or exceed 88.5%, of our public offering price. Therefore, persons who subscribe for shares in this offering must submit subscriptions for a fixed dollar amount rather than a number of shares and, as a result, may receive fractional shares of our common stock. Promptly following any such adjustment to the offering price per share, we will file a prospectus supplement with the SEC disclosing the adjusted offering price, and we will also post the updated information on our website at www.BDCA2.com.”

•	The third bullet point under the sub-heading “How to Subscribe” beginning on page 5 of this section is hereby deleted in its entirety and replaced with the following:
“•	Deliver a check for the full purchase price of the shares of our common stock being subscribed for along with the completed subscription agreement to the selected broker-dealer. You should make your check payable to “Business Development Corporation of America II.” You must initially invest at least $2,500 in shares of our common stock to be eligible to participate in this offering. After you have satisfied the applicable minimum purchase requirement, additional purchases must be in increments of $500, except for purchases made pursuant to our distribution reinvestment plan.”
•	The penultimate paragraph under the sub-heading “How to Subscribe” beginning on page 5 of this section is hereby deleted in its entirety and replaced with the following:

“We will accept subscriptions and admit new stockholders at weekly closings. Subscriptions will be effective only upon our acceptance, and we reserve the right to reject any subscription in whole or in part. Subscriptions will be accepted or rejected within 30 days of receipt by us and, if rejected, all funds shall be returned to subscribers without interest and without deduction for any expenses within ten business days from the date the subscription is rejected. We are not permitted to accept a subscription for shares of our common stock until at least five business days after the date you receive the final prospectus.”

•	The twenty-second bullet point under the sub-heading “Risk Factors” beginning on page 7 of this section is hereby deleted in its entirety and replaced with the following:
“•	The purchase price for our shares will be determined at each closing date. As a result, your purchase price may be higher than the prior closing price per share, and therefore you may receive a smaller number of shares than if you had subscribed at the prior closing price.”

Questions and Answers About this Offering

•	The text of the question “What happens if you do not raise a minimum of $2.0 million in this offering?” and text of the answer below it on the top of page 21 in this section are hereby deleted in their entirety.
•	The text of the answer below the question “How do I subscribe for shares of common stock?” is hereby deleted in its entirety and replaced with the following:
“A:	If you meet the net worth and suitability standards and choose to purchase shares in this offering, you will need to (1) complete a subscription agreement, the form of which is attached to this prospectus as Appendix A, and (2) pay for the shares at the time you subscribe. We reserve the right to reject any subscription in whole or in part. We will accept subscriptions and admit new stockholders at weekly closings. Subscriptions will be accepted or rejected by us within 30 days of receipt by us and, if rejected, all funds will be returned to subscribers without deduction for any expenses within ten business days from the date the subscription is rejected.”

Risk Factors

•	The second paragraph of the risk factor on page 36 captioned “We may engage in active and frequent trading of Leveraged Loans, which could result in a relatively high portfolio turnover rate and a more volatile NAV per share. In addition, active and frequent trading will result in increased transaction and execution costs, which could negatively impact our financial condition and your investment in us.” is hereby deleted in its entirety and replaced with the following:

“In addition, active and frequent trading will result in a more volatile NAV per share. Active trading could result in the value of our portfolio appreciating or decreasing significantly over short periods of time, also causing our NAV per share to experience significant increases or decreases over short periods of time.

Because our offering price is based in part on our then-current NAV per share, the volatility of our NAV per share could result in a more volatile public offering price per share. This could result in a public offering price per share that is significantly different in the future from the public offering price that you pay.”

•	The text of the risk factor on page 44 captioned “Investors will not know the purchase price per share at the time they submit their subscription agreements, and the purchase price may be higher than the prior weekly closing price per share.” is hereby deleted in its entirety and replaced with the following:

“The purchase price at which you purchase shares is determined at each weekly closing date to ensure that the sales price, after deducting selling commissions and dealer manager fees, is equal to or greater than our NAV per share. As a result, in the event of an increase in our NAV per share, your purchase price may be higher than the prior weekly closing price per share, and therefore you may receive a smaller number of shares than if you had subscribed at the prior weekly closing price. See “Plan of Distribution.”

Management’s Discussion and Analysis of Financial Condition and Results of Operations

•	The third paragraph under the sub-heading “Overview” beginning on page 55 of this section is hereby deleted in its entirety.

Determination of NAV

•	The text of the first paragraph under the sub-heading “Determinations in Connection with Offerings” beginning on page 69 is hereby deleted in its entirety and replaced with the following:

“We are offering shares on a continuous basis at an initial offering price of $10.00 per share; however, to the extent that our NAV increases, we adjust the per share price as necessary to ensure that shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below NAV. We sell our shares at a public offering price established by our board of directors or a committee thereof. We are prohibited under the 1940 Act from selling our shares of common stock at a public offering price, after deducting selling commissions and dealer manager fees, that is below our NAV per share. As a result of regulatory requirements, we will adjust our public offering as necessary to ensure that our NAV does not exceed 90.0% of the public offering price. Additionally, in connection with each weekly closing, we intend to ensure that our NAV will not fall below 87.0% or exceed 88.5% of our public offering price. Should the NAV fall outside of this range, we will adjust the public offering price accordingly.”

Management

•	The text of the paragraph under the sub-heading “Compensation of Directors” beginning on page 77 is hereby deleted in its entirety and replaced with the following:

“Independent directors receive an annual fee of $20,000 plus reimbursement of any reasonable out-of pocket expenses incurred in connection with their service on the board. In addition, the chairman of the audit committee will receive an annual fee of $5,000 and the chairman of each of the nominating and corporate governance committee and the valuation committee will receive an annual fee of $2,500 for their additional services in these capacities. In addition, our independent directors will receive compensation for the in-person attendance of certain industry-related events and seminars in the amount of (1) $2,500 for each day of an external seminar, conference, panel, forum or other industry-related event that does not exceed four hours or (2) $5,000 for each day of an external seminar, conference, panel, forum or other industry-related event that exceeds four hours. In addition, we purchase directors’ and officers’ liability insurance on behalf of our directors and officers.”

Plan of Distribution

•	The third paragraph under the sub-heading “General” on page 116 in this section is hereby deleted in its entirety and replaced with the following:

“We will sell our shares on a continuous basis at a price of $10.00; however, if our NAV per share, or NAV, increases, we intend to supplement this prospectus and sell our shares at a higher price as necessary to ensure that the shares are not sold at a price which, after deduction of selling commissions and dealer manager fees, is below our NAV. As a result of regulatory requirements, we will adjust our public offering price as necessary to ensure that our NAV does not exceed 90.0% of the public offering price. Additionally, in each weekly closing, we have elected to review our NAV and intend to ensure that our NAV will not fall below 87.0% or exceed 88.5% of our public offering price. Therefore, persons who tender subscriptions for shares of our common stock in this offering must submit subscriptions for a fixed dollar amount, rather than a number of shares of common stock and, as a result, may receive fractional shares of our common stock. Promptly following any such adjustment to the offering price per share, we will file a prospectus supplement with the SEC disclosing the adjusted offering price, and we will also post the updated information on our website at www.BDCA2.com.”

•	The first paragraph under the sub-heading “Subscription Process” beginning on page 121 of this section is hereby deleted in its entirety and replaced with the following:

“To purchase shares in this offering, you must complete and sign a subscription agreement (in the form attached to this prospectus as Appendix A) for a specific dollar amount equal to or greater than $2,500 and pay such amount at the time of subscription. You should make your check payable to “Business Development Corporation of America II.” You should exercise care to ensure that the applicable subscription agreement is filled out correctly and completely.”

•	The last paragraph under the sub-heading “Subscription Process” on page 122 of this section is hereby deleted in its entirety and replaced with the following:

“A sale of the shares may not be completed until at least five business days after the subscriber receives our final prospectus as filed with the SEC pursuant to Rule 424(b) of the Securities Act. Within ten business days of our receipt of each completed subscription agreement, we will accept or reject the subscription. If we accept the subscription, we will mail a confirmation within three days. If for any reason we reject the subscription, we will promptly return the check and the subscription agreement, without interest or deduction, within ten business days after rejecting it.”

•	The sub-heading “Minimum Offering Requirement” and text below that sub-heading on page 122 of this section is hereby deleted in its entirety.

Subscription Agreement

The form of subscription agreement contained in Appendix A of the Prospectus is hereby superseded and replaced in its entirety with the revised forms of subscription agreements attached to this Supplement No. 1 as Annex A.

ANNEX A

# Business Development Corporation of America II
# SUBSCRIPTION AGREEMENT

BDCA II

EFFECTIVE SEPTEMBER 8, 2015: PLEASE USE ONLY THIS SUBSCRIPTION AGREEMENT PRIOR TO BREAKING ESCROW.

**AN INVESTMENT IN THE OFFERING DESCRIBED HEREIN CANNOT BE COMPLETED UNTIL AT LEAST FIVE (5) BUSINESS DAYS AFTER THE DATE THE INVESTOR RECEIVED THE FINAL PROSPECTUS FOR THE OFFERING. SUBSCRIPTIONS WILL BE EFFECTIVE ONLY UPON OUR ACCEPTANCE, AND WE RESERVE THE RIGHT TO REJECT ANY SUBSCRIPTION IN WHOLE OR IN PART. IF REJECTED, ALL FUNDS SHALL BE RETURNED TO SUBSCRIBERS WITHOUT INTEREST AND WITHOUT DEDUCTION FOR ANY EXPENSES WITHIN TEN (10) BUSINESS DAYS FROM THE DATE THE SUBSCRIPTION IS REJECTED. INVESTORS WILL RECEIVE A CONFIRMATION OF THEIR PURCHASE. IN ORDER TO EXECUTE THIS SUBSCRIPTION AGREEMENT, YOU AND THE CO-OWNER (AS APPLICABLE) MUST COMPLETE SECTION 6A OF THIS SUBSCRIPTION AGREEMENT. AS OF THE DATE OF THIS SUBSCRIPTION AGREEMENT INVESTORS IN ALABAMA, ARKANSAS AND MASSACHUSETTS MAY NOT SUBSCRIBE FOR SHARES UNTIL THE RESPECTIVE STATE DECLARES THE OFFERING EFFECTIVE.** IF YOU HAVE ANY QUESTIONS, PLEASE CALL YOUR REGISTERED REPRESENTATIVE OR REALTY CAPITAL SECURITIES, LLC *(MEMBER FINRA/SIPC)* AT 1-877-373-2522.

## 1

Please indicate the offering you wish to invest in and whether this purchase is an "initial investment" or an "additional investment."

☐ **Net of Commission Purchase ("NOCP"):** Check this box if you are eligible for a NOCP.

*NOCPs are available to registered associates and other employees of soliciting broker/dealers, BDCA II and its affiliates, participants in a wrap account or commission replacement account with approval for a discount by the broker/dealer, RIA, bank trust account, etc. Representative will not receive selling commission. Refer to prospectus for details.*

### Investment

☐ **Business Development Corporation of America II ("BDCA II")**

▸ State in which sale was made: ______

☐ Initial Investment

☐ Additional Investment:

Acct# ________________

### Investment Amount

$ ____________________

▸ *$2,500 minimum investment*

▸ *$100 increments for additional investments*

**Payment Method:** Please indicate the method of payment below.

☐ Check Enclosed

☐ Subscription amount wired

☐ Check/funding being sent by other third party

**Payment Instructions:** Please follow the instructions outlined below.

- **For custodial held accounts, such as IRAs and other qualified plans:** Checks should be made payable to the custodian and sent, with a completed copy of the Subscription Agreement, directly to the custodian who will forward them to the applicable address.
- **For all other investments:**
  - **For BDCA II, make checks payable to:** Business Development Corporation of America II

**Note:** Investment subject to suitability standards, see the corresponding Prospectus and Section 6 of this Subscription Agreement for details.

## 2 OWNERSHIP

**IMPORTANT:** Please choose **one** option, either within the "Non-Custodial Ownership" column, or within the "Custodial Ownership" column.

### 2a. Non-Custodial Ownership *(Non-Qualified)*

☐ **Individual** – *One signature required & initial.*

☐ **Joint Tenants with Right of Survivorship** – *All parties must sign & initial.*

☐ **Tenants in Common** – *All parties must sign & initial.*

☐ **Company or Corporation or Partnership** – *Authorized signature required. Include Corporate Resolution or Partnership Agreement, as applicable.*

☐ **Uniform Gift/Transfer to Minors Act (UGMA/UTMA)** – *Owner and custodian signature required.*

State of ______ Custodian for ____________________

☐ **Estate** – *Personal representative signature required.*

Name of Executor: ____________________

*Include a copy of the court appointment.*

☐ **Qualified Pension or Profit Sharing Plan*** – *Trustee or custodian signature required. Include plan documents.*

Name of Trustee: ____________________

☐ **Trust** – *Trustee(s) signature(s) and copy of trust document or trust certificate required.*

☐ **Transfer on Death**(1) – *Must complete separate Transfer on Death Registration Form.*

☐ **Other** (Specify) – ____________________

*Include title and signature pages.*

### 2b. Custodial Ownership *(Qualified)*

☐ **Traditional IRA*** – *One signature required.*

☐ **Roll-Over IRA*** – *One signature required.*

☐ **Roth IRA*** – *One signature required.*

☐ **KEOGH Plan*** – *One signature required.*

☐ **Simplified Employee Pension/Trust (S.E.P.)***

☐ **Qualified Pension or Profit Sharing Plan*** – *Owner and custodian signature required.*

☐ **Other** (Specify) – ____________________

* *Investors who are plan participants under a registered IRA, Keogh, Qualified Pension Plan or Qualified Profit Sharing Plan program may be eligible to purchase such investment through such accounts. No representations are made, and the offeror disclaims any responsibility or liability to the plan custodian, plan administrators, plan participants, investors, or beneficiaries thereof as to the tax ramifications of such investment, the suitability or eligibility of such investment under the respective plan, or that such Investment comports with ERISA, Internal Revenue Service or other governmental rules and regulations pertaining to such plan investments and rights thereunder. A separate private investment form or similar documentation from the Plan Custodian/ Administrator and plan participants/investors is required for investment through these types of accounts.*

*(1) Investors who qualify may elect Transfer on Death (TOD) registration for such investment account. TOD registration is designed to give an owner/investor of securities the option of a nonprobate transfer at death of the assets held in the account by designating proposed beneficiary(ies) to receive the account assets upon the owner/investor's death. TOD registration is available only for owner(s)/investor(s) who is (i) a natural person or (ii) two natural persons holding the account as Tenants by the Entirety or (iii) two or more natural persons holding the account as Joint Tenants with Right of Survivorship or (iv) a married couple holding the account as community property with right of survivorship. The following forms of ownership are ineligible for TOD registration: Tenants in Common, community property without survivorship, non-natural account owners (i.e., entities such as corporations, trusts or partnerships), and investors who are not residents of a state that has adopted the Uniform Transfer on Death Security Registration Act.*

EFFECTIVE SEPTEMBER 8, 2015: PLEASE USE ONLY THIS SUBSCRIPTION AGREEMENT PRIOR TO BREAKING ESCROW.

## 3

**IMPORTANT:** Send all paperwork directly to the custodian.

**Note:** This section is only for accounts specified in Section 2b and not for Custodial Accounts for Minors.

## Custodial Ownership *(Must be completed by Custodian/Trustee for accounts identified in Section 2b)*

Name of Trust or Business Entity *(Does not apply to IRA accounts)* ______

Name of Custodian or Trustee ______

Mailing Address ______

City, State, Zip ______

Business Phone ______

Custodian/Trust/Business Entity Tax ID# ______

Account # ______

Name of Custodian or Other Administrator ______

## 4

**IMPORTANT:** Investor Information is required.

**Note:** Please provide all necessary corporate documents, partnership agreement, or trust powers (specified in Section 2) to establish authority to act.

## Investor Information

☐ Mr. ☐ Mrs. ☐ Ms. ☐ Other ______

Name of Account Owner ______

Date of Birth ______

Social Security Number or Taxpayer ID # ______

Legal Address (No P.O. Boxes) ______

City, State, Zip ______

**Citizenship:** *Please indicate Citizenship Status* ***(Required)***

☐ **U.S. Citizen** ☐ **Resident Alien** ☐ **Non-Resident Alien*** | ☐ **Employee, Affiliate or Board Member**

**NOTE: Any and all U.S. Taxpayers are required to complete the attached substitute Form W-9 (the "Substitute Form W-9") in Section 6b.**

**(If a foreign national is, in fact, a U.S. taxpayer, complete the attached Substitute Form W-9.)**

* If non-resident alien, investor must submit the appropriate IRS Form W-8 **(e.g., Form W-8BEN, W-8ECI, W-8EXP or W-8IMY)** in order to make an investment. The applicable IRS Form can be obtained from the IRS by visiting *www.irs.gov* or by calling 1-800-TAX-FORM (1-800-829-3676).

Employer: ______ | ☐ RETIRED

☐ Mr. ☐ Mrs. ☐ Ms. ☐ Other ______

Name of Joint Account Owner or Minor ______

Entity Name ______

Date of Birth ______

Social Security Number or Taxpayer ID# ______

If Non-U.S. Citizen, specify Country of Citizenship ______

Mailing Address (if different than legal address) ______

City, State, Zip ______

Home Phone ______

Business Phone ______

**Government ID:** ***(Foreign Citizens only)*** *Identification documents must have a reference number and photo. Please attach a photocopy.*

Place of Birth: ______

City ______ State/Province ______ Country ______

Immigration Status: ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ US Driver's License ☐ INS Permanent resident alien card ☐ Passport with U.S. Visa

☐ Employment Authorization Document ☐ Passport without U.S. Visa Bank Name (required): ______

Account No. (required): ______

☐ Foreign national identity documents Bank Name (required): ______

Phone No. (required): ______

Number for the document checked above and country of issuance: ______

**5** Complete this section to enroll in the Distribution Reinvestment Plan or to elect how you wish to receive your distributions.[1]

**Note:** Qualified accounts may not direct distributions without the custodian's approval. Please also note that all custodial account distributions not reinvested pursuant to the distribution reinvestment plan will be directed to the custodian.

## Distributions

**BUSINESS DEVELOPMENT CORPORATION OF AMERICA II**

- *I hereby subscribe for Shares of Business Development Corporation of America II and elect the distribution option indicated.*

☐ **Reinvest/Distribution Reinvestment Plan**[2] *Investor elects to participate in the Distribution Reinvestment Plan described in the Prospectus and reinvests the entire cash distribution.*

☐ **Mail Check** to the address of record

☐ **Send to Custodial Account** listed in Section 3

☐ **Cash/Direct Deposit**[3] *Send check/direct deposit to third party financial institution in Section 5a below. (Non-Custodian Investors only)*

☐ **Volume Discount: To be completed by purchaser after discussion with broker-dealer.**

*Any subscriber seeking to purchase shares pursuant to a discount offered by us must submit such request in writing and set forth the basis for the request. Any such request will be subject to our verification.*

1 *Distributions may be funded from borrowings, offering proceeds, or proceeds from the sale of assets, which may constitute a return of capital and significantly reduce the amount of capital available for investment by Business Development Corporation of America II. Any capital returned to investors through distributions will be returned after certain fees and expenses are paid to the sponsor of this offering or its affiliates.*

2 *BDCA II requests that an investor who elects to have distributions reinvested notify the applicable program and the broker-dealer in writing if at any time during his or her participation in the distribution reinvestment plan, there is any material change in the stockholder's financial condition or inaccuracy of any representation under the subscription agreement for such stock-holder's initial purchase of its shares.*

3 *I/we authorize Business Development Corporation of America II or its agent, American National Stock Transfer, LLC, by or through a third party provider, (collectively referred to as "Issuer") to deposit my/our distribution/dividend to my/our checking or savings account. This authority will remain in force until I/we notify the Issuer in writing to cancel it. If the Issuer deposits funds erroneously into my/our account, they are authorized to debit my/our account for an amount not to exceed the amount of the erroneous deposit. The above services cannot be established without a pre-printed voided check. For electronic funds transfers, signatures of bank account owners are required exactly as they appear on the bank records. If the registration at the bank differs from that on this Subscription Agreement, all parties must sign below.*

**5a** Please complete this section if you should wish to direct distributions (non-custodial accounts) to the registered owner's checking or savings account or to a party other than the registered owner.

Name of Third Party Financial Institution ______________________

Mailing Address ______________________

City, State, Zip ______________________

Account # ______________________

Bank's ABA/Routing # ______________________

☐ **Checking Account** *(must enclose voided check)* ☐ **Savings Account** *(subject to bank verification)*

### ELECTRONIC DELIVERY ELECTION

***Electronic Delivery of stockholder communication is available and if you would prefer to receive such communications and statements electronically, please affirmatively elect to do so by checking the offering for which you elect to receive the electronic delivery of stockholder communications and statement notifications, and signing below where indicated:***

☐ **Business Development Corporation of America II**

We encourage you to reduce printing and mailing costs and to conserve natural resources by electing to receive electronic delivery of stockholder communications and statement notifications. By consenting below to electronically receive stockholder communications, including your account-specific information, you authorize said offering(s) to either (i) e-mail stockholder communications to you directly or (ii) make them available on each offering's respective Web site and notify you by e-mail when such documents are available and how to access the documents.

You will not receive paper copies of these electronic materials unless specifically requested, the delivery of electronic materials is prohibited or we, in our sole discretion, elect to send paper copies of the materials.

Sign below if you consent to the electronic delivery of documents including annual reports, proxy materials, and any other documents that may be required to be delivered under federal or state securities laws as well as account-specific information such as quarterly account statements or tax information. Your consent will be effective until you revoke it. In addition, by consenting to electronic access, you will be responsible for your customary Internet Service Provider charges in connection with access to these materials. E-mail address in the section below is required. Please carefully read the following representations before consenting to receive documents electronically. By signing this box and consenting to receive documents electronically, you represent the following: **(a)** I acknowledge that access to both Internet e-mail and the World Wide Web is required in order to access documents electronically. I may receive by e-mail notification the availability of a document in electronic format. The notification e-mail will contain a web address (or hyperlink) where the document can be found. By entering this address into my web browser, I can view, download and print the document from my computer. I acknowledge that there may be costs associated with the electronic access, such as usage charges from my Internet provider and telephone provider, and that these costs are my responsibility. **(b)** I acknowledge that documents distributed electronically may be provided in Adobe's Portable Document Format (PDF). The Adobe Reader® software is required to view documents in PDF format. The Reader software is available free of charge from Adobe's web site at *www.adobe.com*. The Reader software must be correctly installed on my system before I will be able to view documents in PDF format. Electronic delivery also involves risks related to system or network outage that could impair my timely receipt of or access to stockholder communications. **(c)** I acknowledge that I may receive at no cost from Business Development Corporation of America II a paper copy of any documents delivered electronically by calling Realty Capital Securities, LLC at 877-373-2522 from 9:00 am to 5:00 pm EST Monday-Friday. **(d)** I acknowledge that if the e-mail notification is returned to Business Development Corporation of America II as "undeliverable", a letter will be mailed to me with instructions on how to update my e-mail address to begin receiving communication via electronic delivery. I further understand that if Business Development Corporation of America II is unable to obtain a valid e-mail address for me, Business Development Corporation of America II will resume sending a paper copy of its filings by U.S. mail to my address of record. **(e)** I acknowledge that my consent may be updated or cancelled, including any updates in e-mail address to which documents are delivered, at any time by calling Realty Capital Securities, LLC at 877-373-2522 from 9:00 am to 5:00 pm EST Monday-Friday.

Owner Signature ______________________ Date (mm/dd/yyyy) __________

Co-Owner Signature (if applicable) ______________________ Date (mm/dd/yyyy) __________

**Joint Accounts:** If your Social Security number is the primary number on a joint account and you opt-in to electronic delivery, each consenting stockholder must have access to the e-mail account provided.

My e-mail address is ______________________

***Your e-mail address will be held in confidence and used only for matters relating to your investments.***

EFFECTIVE SEPTEMBER 8, 2015: PLEASE USE ONLY THIS SUBSCRIPTION AGREEMENT PRIOR TO BREAKING ESCROW.

EFFECTIVE SEPTEMBER 8, 2015: PLEASE USE ONLY THIS SUBSCRIPTION AGREEMENT PRIOR TO BREAKING ESCROW.

# 6

**IMPORTANT:** Please carefully read and separately initial each of the representations. Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

*Investors' ability to sell shares pursuant to the Share Repurchase Program is subject to numerous restrictions. The Share Repurchase Program may be suspended or terminated at any time and individual requests for redemption may not be honored. Investors may not be able to sell their shares.*

| **Subscriber Acknowledgements & Signatures** The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf) further acknowledges and/or represents the following: **(you must initial ALL appropriate representations below)** | **Owner** | **Co-Owner** |
|---|---|---|
| Represents that I (we) either: (i) have a net worth (excluding home, home furnishings and automobiles) of at least $70,000 and gross income of at least $70,000; or (ii) have a net worth (excluding home, home furnishings and automobiles) of at least $250,000; or such higher suitability as may be required by certain states and set forth in the "Investor Suitability Standards" section of the applicable Prospectus and in this Subscription Agreement. In the case of sales to fiduciary accounts, suitability standards must be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds for the purchase of the Shares. | | |
| I/we acknowledge receipt of the final Prospectus of BDCA II, not less than five (5) business days prior to the signing of this Subscription Agreement. | | |
| I/we am/are purchasing shares for my/our own account. | | |
| I/we acknowledge that shares are not liquid. | | |
| If an affiliate of BDCA II, I/we represent that the shares are being purchased for investment purposes only and not for immediate resale. | | |
| **In addition to states highlighted below, I/we acknowledge that BDCA II is not yet effective in Arkansas.** | | |
| **BDCA II NOT EFFECTIVE IN STATE**<br>***Alabama residents only:*** In addition to the general suitability requirements described above, shares will only be sold to Alabama residents that have a liquid net worth of at least 10 times the amount of their investment in BDCA II and its affiliates. | | |
| ***California residents only:*** Investors must have either (a) a net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a minimum net worth of at least $120,000. In addition, the state of California requires that each investor in California cannot invest more than 10% of his or her net worth in BDCA II. | | |
| ***Idaho residents only:*** Investors who reside in the state of Idaho must have either (a) a liquid net worth of at least $85,000 and an annual gross income of at least $85,000 or (b) a liquid net worth of at least $300,000. Additionally, an investor's total investment in BDCA II shall not exceed 10% of his or her liquid net worth. (The calculation of liquid net worth shall include only cash plus cash equivalents. Cash equivalents include assets that may be convertible to cash within one year.) | | |
| ***Iowa residents only:*** Investors who reside in the state of Iowa must have either (i) a minimum liquid net worth of $100,000 and an annual gross income of $70,000 or (ii) a minimum liquid net worth of $350,000. The investor's maximum investment in BDCA II cannot exceed 10% of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities. | | |
| ***Kansas residents only:*** In addition to the general suitability requirements described above, it is recommended that investors should invest no more than 10% of their liquid net worth, in the aggregate, in BDCA II and securities of other business development companies. "Liquid net worth" is defined as that portion of net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities. | | |
| ***Kentucky residents only:*** BDCA II is a business development company. As such, a Kentucky investor must have either (a) a minimum annual gross income of $70,000 and a minimum net worth of at least $70,000 or (b) a minimum net worth of at least $250,000. In addition, no Kentucky investor shall invest, in aggregate, more than 10% of his or her liquid net worth in BDCA II or its affiliate's non-publicly traded business development companies. "Liquid net worth" shall be defined as that portion of a person's net worth (total assets, exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities. | | |
| ***Maine residents only:*** The Maine Office of Securities recommends that an investor's aggregate investment in BDCA II and similar non-traded business development companies not exceed 10% of the investor's liquid net worth. For this purpose "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities. | | |
| **BDCA II NOT EFFECTIVE IN STATE**<br>***Massachusetts residents only:*** An investor must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. A Massachusetts investor's aggregate investment in BDCA II common stock and in other illiquid direct participation programs may not exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets, exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities. | | |

EFFECTIVE SEPTEMBER 8, 2015: PLEASE USE ONLY THIS SUBSCRIPTION AGREEMENT PRIOR TO BREAKING ESCROW.

# 6

| **Subscriber Acknowledgements & Signatures** The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf) further acknowledges and/or represents the following: **(you must initial ALL appropriate representations below)** | **Owner** | **Co-Owner** |
|---|---|---|
| ***Nebraska residents only:*** Nebraska investors must have either (a) a minimum annual gross income of not less than $100,000 and a minimum net worth of at least $250,000, or (b) a minimum net worth of $400,000. A Nebraska investor's aggregate investment in BDCA II and in other non-publicly traded business development companies (BDCs) may not exceed ten percent (10%) of his or her net worth (exclusive of home, home furnishings, and automobiles). An investment by a Nebraska investor that is an accredited investor within the meaning of the Federal securities laws is not subject to the foregoing limitations. | | |
| ***New Jersey residents only:*** New Jersey investors must have either (a) a minimum liquid net worth of at least $100,000 and a minimum annual gross income of not less than $85,000, or (b) a minimum liquid net worth of $350,000. For these purposes, "liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. In addition, a New Jersey investor's investment in BDCA II, its affiliates, and other non-publicly traded direct investment programs (including real estate investment trusts, business development programs, oil and gas programs, equipment leasing programs and commodity pools, but excluding unregistered, federal and state exempt private offerings) may not exceed ten percent (10%) of his or her liquid net worth. | | |
| ***New Mexico residents only:*** An investor must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. A New Mexico investor's aggregate investment in BDCA II, its affiliates and in other non-traded business development companies may not exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities. | | |
| ***North Dakota residents only:*** North Dakota investors must represent that, in addition to the stated income and net worth standards, they have a net worth of at least ten times their investment in BDCA II. | | |
| ***Ohio residents only:*** An investor must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. An Ohio investor's aggregate investment in BDCA II, shares of its affiliates and in other non-traded business development programs may not exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities. | | |
| ***Oklahoma residents only:*** Oklahoma investors must have either (i) a minimum annual gross income of $100,000 and a minimum net worth of $100,000 or (ii) a minimum net worth of $250,000, exclusive of home, home furnishings and automobiles. An Oklahoma investor's maximum investment in BDCA II's securities may not exceed 10% of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities. | | |
| ***Oregon residents only:*** In addition to the general suitability standards described above, an Oregon investor's maximum investment in BDCA II and its affiliates may not exceed 10% of his or her net worth. | | |
| ***Tennessee residents only:*** Tennessee residents must have a minimum annual gross income of $85,000 and a minimum net worth of $85,000, or a minimum net worth of $300,000 exclusive of home, home furnishings and automobiles. In addition, Tennessee residents' investment in BDCA II must not exceed ten percent (10%) of their liquid net worth. | | |
| ***Texas residents only:*** An investor must have had, during the last tax year, or estimate that the investor will have during the current tax year, (a) a minimum net worth of $100,000 and a minimum annual gross income of $100,000, or (b) a minimum net worth of $250,000. The investor's maximum investment in the BDCA II offering shall not exceed 10% of the investor's liquid net worth (exclusive of home, home furnishings and automobiles). | | |
| ***Vermont residents only:*** Accredited investors in Vermont, as defined in 17 C.F.R. 9230.501, may invest freely in BDCA II offering. In addition to the suitability standards described above, non-accredited Vermont investors may not purchase an amount in BDCA II offering that exceeds 10% of the investor's liquid net worth. For these purposes, '"liquid net worth" is defined as an investors total assets (not including home, home furnishings, or automobiles) minus total liabilities. | | |

*WE INTEND TO ASSERT THE FOREGOING REPRESENTATION AS A DEFENSE IN ANY SUBSEQUENT LITIGATION WHERE SUCH ASSERTION WOULD BE RELEVANT. AS USED ABOVE, THE SINGULAR INCLUDES THE PLURAL IN ALL RESPECTS IF SHARES ARE BEING ACQUIRED BY MORE THAN ONE PERSON. THIS SUBSCRIPTION AGREEMENT AND ALL RIGHTS THEREUNDER SHALL BE GOVERNED BY, AND INTERPRETED IN ACCORDANCE WITH, THE LAWS OF THE STATE OF NEW YORK WITHOUT GIVING EFFECT TO THE PRINCIPLES OF CONFLICT OF LAWS. BY EXECUTING THIS SUBSCRIPTION AGREEMENT, THE SUBSCRIBER HEREBY DECLARES THE INFORMATION SUPPLIED ABOVE IS TRUE AND CORRECT AND MAY BE RELIED UPON BY EACH ISSUER IN CONNECTION WITH THE SUBSCRIBER'S INVESTMENT IN SUCH ISSUER. THE SUBSCRIBER DOES NOT WAIVE ANY RIGHTS IT MAY HAVE UNDER THE SECURITIES ACT OF 1933, THE SECURITIES EXCHANGE ACT OF 1934 OR ANY STATE SECURITIES LAW BY EXECUTING THIS SUBSCRIPTION AGREEMENT. A SALE OF SHARES MAY NOT BE COMPLETED UNTIL THE SUBSCRIBER HAS BEEN IN RECEIPT OF THE FINAL PROSPECTUS FOR THIS OFFERING (AT LEAST FIVE (5) BUSINESS DAYS). THE SUBSCRIBER WILL NOT BE ADMITTED AS A SHAREHOLDER OF THE APPLICABLE ISSUER UNTIL THIS SUBSCRIPTION AGREEMENT HAS BEEN ACCEPTED BY SUCH ISSUER. SUCH ISSUER MAY REJECT ANY SUBSCRIPTION, IN WHOLE OR IN PART, IN ITS SOLE DISCRETION, SO LONG AS SUCH PARTIAL ACCEPTANCE OR REJECTION DOES NOT RESULT IN AN INVESTMENT OF LESS THAN THE MINIMUM AMOUNT SPECIFIED IN THE PROSPECTUS. SUBSCRIPTIONS WILL BE ACCEPTED OR REJECTED WITHIN 30 DAYS OF THEIR RECEIPT. EACH ISSUER WILL ACCEPT GROUPS OF SUBSCRIPTIONS ON AN ORDERLY BASIS NO LESS FREQUENTLY THAN MONTHLY, SUBJECT TO THE TERMS OF THE CURRENT PROSPECTUS. IF AN ISSUER REJECTS THE SUBSCRIBER'S SUBSCRIPTION, THE PURCHASE PRICE WILL BE RETURNED TO THE SUBSCRIBER WITHIN TEN (10) BUSINESS DAYS AFTER THE REJECTION OF THE SUBSCRIPTION. IF THE SUBSCRIBER'S SUBSCRIPTION IS ACCEPTED, THE SUBSCRIBER WILL BE SENT A CONFIRMATION OF ITS PURCHASE AFTER THE SUBSCRIBER HAS BEEN ADMITTED AS A SHAREHOLDER.*

## Subscriber Signature(s)

# 6a

**IMPORTANT:** The investor must go to Section 6b and complete the attached Substitute Form W-9 in its entirety in order for the Subscription Agreement to be considered valid for review.

**SIGNATURE OF OWNER AND CO-OWNER (IN ORDER TO HAVE THIS AGREEMENT EXECUTED, THE INVESTOR(S) MUST SIGN THIS SECTION 6A)**

In addition, if the investor signing below is acquiring the shares through an IRA or will otherwise beneficially hold the shares through a Custodian or Trustee, the investor also authorizes the Investment Program(s) indicated in Section 1 to receive (on behalf of the investor) authorization for the investor to act as proxy for the Custodian or Trustee. This authorization coupled with the Custodian or Trustee authorization below is intended to permit the investor to vote his or her shares even though the investor is not the record holder of the shares. Signing Section 6b will not constitute an execution of this Subscription Agreement.

**Owner Signature** ______________________________ Date (mm/dd/yyyy) ______________

**Co-Owner Signature** (if applicable) ______________________________ Date (mm/dd/yyyy) ______________

**FOR AUTHORIZED REPRESENTATIVE OF CUSTODIAN USE ONLY**

**Signature of Custodian(s) or Trustee(s):** By signing this Subscription Agreement, the Custodian authorizes the investor to vote the number of shares of the Investment Program(s) indicated in Section 1 that are beneficially owned by the investor as reflected on the records of each said offering as of the applicable record date at any meeting of the shareholders of each said offering. This authorization shall remain in place until revoked in writing by the Custodian. The Investment Program(s) indicated in Section 1 are hereby authorized to notify the investor of his or her right to vote consistent with this authorization.

**Authorized Signature** (Custodian or Trustee) ______________________________ Date (mm/dd/yyyy) ______________

EFFECTIVE SEPTEMBER 8, 2015: PLEASE USE ONLY THIS SUBSCRIPTION AGREEMENT PRIOR TO BREAKING ESCROW.

6b

**Substitute Form W-9**
**ALL U.S. Taxpayers Must Sign**

## SUBSTITUTE FORM W-9 (IRS Form W-9)(Rev. 12-2014))

### Certification

To prevent backup withholding on any payment made to a stockholder with respect to subscription proceeds held in escrow, the stockholder is generally required to provide a current TIN (or the TIN of any other payee) and certain other information by completing the form below, certifying that (a) the TIN provided on Substitute Form W-9 is correct (or that such investor is awaiting a TIN), (b) the investor is a U.S. person, (c) the investor is not subject to backup withholding because (i) the investor is exempt from backup withholding, (ii) the investor has not been notified by the Internal Revenue Service ("IRS") that the investor is subject to backup withholding as a result of failure to report all interests or dividends or (iii) the IRS has notified the investor that the investor is no longer subject to backup withholding and (d) the FACTA code(s) provided on Substitute Form W-9 (if any) is correct. If a TIN is not provided by the time any payment is made in connection with the proceeds held in escrow, 28% of all such payments will be withheld until a TIN is provided and if a TIN is not provided within 60 days, such withheld amounts will be paid over to the IRS.

**Name** (if in joint names, list first and circle the name of the person or entity whose number you enter in Part I as provided in the enclosed Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9 (the "Guidelines"))

______________________________________________

**Business Name** (Sole proprietors, see the instructions in the Guidelines)______________________________

**Check appropriate box:**

☐ Individual/Sole Proprietor or Single-Member LLC ☐ C Corporation ☐ S Corporation ☐ Partnership ☐ Trust/Estate

☐ Limited Liability Company ☐ Enter the tax classification (C=C corporation, S=S corporation, P=partnership) _________

☐ Other

**Exempt payee code** (if any) ______________________ **Exemption from FATCA reporting code** (if any) ______________________
(Applies to accounts maintained outside the U.S.)

**Address** ______________________________________________

**Enter your TIN in the appropriate box below.** (For most individuals, this is your social security number. If you do not have a TIN, write "Applied For" in the appropriate space below and see Obtaining a Number in the enclosed Guidelines). Certify by signing and dating below.

| Social Security Number | OR | Employer Identification Number |
|---|---|---|
| | | |

Under penalties of perjury, I certify that:

1.The number shown on this form is my correct taxpayer identification number, and

2.I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and

3. I am a U.S. citizen or other U.S. person (as defined in the Guidelines), and

4. The FATCA code(s) entered on this form (if any) indicating I am exempt from FATCA reporting is correct.

**Certification instructions.** You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

| Signature of Investor | Print Name | Date |
|---|---|---|
| | | |

EFFECTIVE SEPTEMBER 8, 2015: PLEASE USE ONLY THIS SUBSCRIPTION AGREEMENT PRIOR TO BREAKING ESCROW.

6b Continued

# Guidelines for Certification of Taxpayer Identification Number ("TIN") on Substitute Form W-9

**Definition of a U.S. Person.** - For U.S. federal tax purposes, you are considered a U.S. person if you are:

- An individual who is a U.S. citizen or U.S. resident alien,
- A partnership, corporation, company or association created or organized in the United States or under the laws of the United States,
- An estate (other than a foreign estate), or
- A domestic trust (as defined in Treasury Regulations section 301.7701-7).

**What Number to Give the Requester.** – Social Security numbers ('SSN') have nine digits separated by two hyphens: i.e., 000-00-0000. Employer identification numbers ("EIN") have nine digits separated by only one hyphen: i.e., 00-0000000. The table below will help determine the number to give the payer. All 'Section' references are to the Internal Revenue Code of 1986, as amended.

| For this type of account: | Give the SSN of: |
|---|---|
| 1. An individual's account | The individual |
| 2. Two or more individuals (Joint account) | The actual owner of the account or, if combined funds, the first individual on the account (1) |
| 3. Custodian account of a minor (Uniform Gift to Minors Act) | The minor (2) |
| 4. (a) The usual revocable savings trust account (grantor also is trustee) | The grantor-trustee (1) |
| (b) So-called trust account that is not a legal or valid trust under State law | The actual owner (1) |
| 5. Sole proprietorship or disregarded entity owned by an individual | The owner (3) |
| 6. Grantor trust filing under Optional Form 1099 Filing Method 1 (see, Regulations section 1.671-4(b)(2)(i)(A)) | The grantor (4) |

| For this type of account: | Give the EIN of: |
|---|---|
| 7. Disregarded entity not owned by an individual | The owner (3) |
| 8. A valid trust, estate, or pension trust | The legal entity (5) |
| 9. Corporate or LLC electing corporate status on Form 8832 or Form 2553 | The corporation |
| 10. Association, club, religious, charitable, educational, or other tax-exempt organization | The organization |
| 11. Partnership or multi-member LLC | The partnership or LLC |
| 12. Account with the Department of Agriculture in the name of a public entity (such as a State or local government, school district or prison) that receives agricultural program payments | The public entity |
| 13. A broker or registered nominee | The broker or nominee |
| 14. Grantor trust filing under the Form 1041 Filing Method or the Optional Form 1099 Filing Method 2 (see, Regulations section 1.671-4(b)(2)(i)(B)) | The trust |

(1) *List first and circle the name of the person whose number you furnish. If only one person on a joint account has an SSN, that person's number must be furnished.*
(2) *Circle the minor's name and furnish the minor's SSN.*
(3) *You must show your individual name and you also may enter your business or 'DBA' name on the second name line. You may use either your SSN or EIN (if you have one). If you are a sole proprietor, the IRS encourages you to use your SSN.*
(4) ***Note:** Grantor also must provide a Substitute Form W-9 to trustee of trust.*
(5) *List first and circle the name of the legal trust, estate, or pension trust. (Do not furnish the TIN of the personal representative or trustee unless the legal entity itself is not designated in the account title.)*

***Note:** If no name is circled when there is more than one name, the number will be considered to be that of the first name listed.*

## Obtaining a Number

If you do not have a TIN, apply for one immediately. To apply for an SSN, get Form SS-5, Application for a Social Security Card, from your local Social Security Administration office or get this form online at *www.socialsecurity.gov/forms/ss-5.pdf*. You also may get this form by calling 1-800-772-1213. Use Form W-7, Application for IRS Individual Taxpayer Identification Number, to apply for an ITIN, or Form SS-4, Application for Employer Identification Number, to apply for an EIN. You can apply for an EIN online by accessing the IRS website at *www.irs.gov/businesses* and clicking on Employer ID Numbers under Related Topics. You can get Forms W-7 and SS-4 from the IRS by visiting *www.irs.gov* or by calling 1-800-TAX-FORM (1-800-829-3676).

## Payees Exempt from Backup Withholding

If you are exempt from backup withholding and/or FATCA reporting, enter on the Substitute Form W-9, any code(s) that may apply to you.

## Exempt Payee Code

Generally, individuals (including sole proprietors) are not exempt from backup withholding. Corporations are exempt from backup withholding for certain payments, such as interest and dividends. Corporations are not exempt from backup withholding for payments made in settlement of payment card or third party network transactions.

EFFECTIVE SEPTEMBER 8, 2015: PLEASE USE ONLY THIS SUBSCRIPTION AGREEMENT PRIOR TO BREAKING ESCROW.

6b Continued

## Guidelines for Certification of Taxpayer Identification Number ("TIN") on Substitute Form W-9 *(Continued)*

**The following codes identify payees that are exempt from backup withholding:**

1 – An organization exempt from tax under section 501(a), any IRA, or a custodial account under section 403(b)(7) if the account satisfies the requirements of section 401(f)(2)
2 – The United States or any of its agencies or instrumentalities
3 – A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions, agencies or instrumentalities
4 – A foreign government or any of its political subdivisions, agencies, or instrumentalities
5 – A corporation
6 – A dealer in securities or commodities required to register in the United States, the District of Columbia, or a U.S. commonwealth or possession
7 – A futures commission merchant registered with the Commodity Futures Trading Commission
8 – A real estate investment trust
9 – An entity registered at all times during the tax year under the Investment Company Act of 1940
10 – A common trust fund operated by a bank under section 584(a)
11 – A financial institution
12 – A middleman known in the investment community as a nominee or custodian
13 – A trust exempt from tax under section 664 or described in section 4947

For interest and dividends, all listed payees are exempt except payees listed in category 7. For broker transactions, payees listed in categories 1 through 4 and 6 through 11 and all C corporations are exempt. For broker transactions, S corporations must not enter an exempt payee code because they are exempt only for sales of noncovered securities acquired prior to 2012.

Exempt payees described above should complete the Substitute Form W-9 to avoid possible erroneous backup withholding. ENTER YOUR TAXPAYER IDENTIFICATION NUMBER AND ANY APPLICABLE EXEMPT PAYEE CODE, SIGN AND DATE THE FORM AND RETURN IT TO THE PAYER.

**Exemption from FATCA Reporting Code.** The following codes identify payees that are exempt from reporting under FATCA. These codes apply to persons submitting this form for accounts maintained outside of the United States by certain foreign financial institutions. Therefore, if you are only submitting this form for an account you hold in the United States, you may leave this field blank. Consult with the person requesting this form if you are uncertain if the financial institution is subject to these requirements.

A – An organization exempt from tax under section 501(a) or any individual retirement plan as defined in section 7701(a)(37)
B – The United States or any of its agencies or instrumentalities
C – A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions, agencies or instrumentalities
D – A corporation the stock of which is regularly traded on one or more established securities markets, as described in Reg. section 1.1472-1(c)(1)(i)
E – A corporation that is a member of the same expanded affiliated group as a corporation described in Reg. section 1.1472-1(c)(1)(i)
F – A dealer in securities, commodities, or derivative financial instruments (including notional principal contracts, futures, forwards, and options) that is registered as such under the laws of the United States or any state
G – A real estate investment trust
H – A regulated investment company as defined in section 851 or an entity registered at all times during the tax year under the Investment Company Act of 1940
I – A common trust fund as defined in section 584(a)
J – A bank as defined in section 581
K – A broker
L – A trust exempt from tax under section 664 or described in section 4947
M – A tax exempt trust under a section 403(b) plan or section 457(g) plan

**Privacy Act Notice**

Section 6109 requires you to provide your correct TIN to persons who must file information returns with the IRS to report interest, dividends, and certain other income paid to you, mortgage interest paid to you, mortgage interest you paid, the acquisition or abandonment of secured property, cancellation of debt, or contributions you made to an IRA, or Archer MSA or HSA. The IRS uses the numbers for identification purposes and to help verify the accuracy of your tax return. The IRS also may provide this information to the Department of Justice for civil and criminal litigation, and to cities, states, the District of Columbia and U.S. possessions to carry out their tax laws. The IRS also may disclose this information to other countries under a tax treaty, to federal and state agencies to enforce federal nontax criminal laws, or to federal law enforcement and intelligence agencies to combat terrorism. You must provide your TIN whether or not you are required to file a tax return. Payers must generally withhold 28% of taxable interest, dividend, and certain other payments to a payee who does not give a TIN to a payer. Certain penalties also may apply.

**Penalties**

- *Failure to Furnish TIN. If you fail to furnish your correct TIN to a requester, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.*
- *Civil Penalty for False Information With Respect to Withholding. If you make a false statement with no reasonable basis which results in no backup withholding, you are subject to a $500 penalty.*
- *Criminal Penalty for Falsifying Information. Willfully falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment.*
- *Misuse of TINs. If the requester discloses or uses taxpayer identification numbers in violation of Federal law, the payer may be subject to civil and criminal penalties.*

**FOR ADDITIONAL INFORMATION CONTACT YOUR TAX CONSULTANT OR THE IRS.**

EFFECTIVE SEPTEMBER 8, 2015: PLEASE USE ONLY THIS SUBSCRIPTION AGREEMENT PRIOR TO BREAKING ESCROW.

EFFECTIVE SEPTEMBER 8, 2015: PLEASE USE ONLY THIS SUBSCRIPTION AGREEMENT PRIOR TO BREAKING ESCROW.

# 7

☐ **RIA Submission:** Check this box to indicate whether submission is made through a Registered Investment Advisor (RIA) in its capacity as the RIA and not in its capacity as a Registered Representative, if applicable, whose agreement with the subscriber includes a fixed or "wrap" fee feature for advisory and related brokerage services. If an owner or principal or any member of the RIA firm is a FINRA licensed Registered Representative affiliated with a broker-dealer, the transaction should be completed through that broker-dealer, not through the RIA.

## Financial Advisor, Registered Investment Advisor & Registered Representative

The Financial Advisor, Registered Investment Advisor or the Authorized Representative (the "Advisor") must sign below to complete order. The undersigned broker-dealer or Advisor warrants that it is a duly licensed broker-dealer (or non-commission based financial advisor) and may lawfully offer the Shares in the state designated as the investor's address or the state in which the sale is to be made, if different. The broker-dealer or Advisor warrants that he or she has (a) reasonable grounds to believe this investment is suitable for the investor as defined by Rule 2310 of the FINRA Rules, (b) informed the investor of all aspects of liquidity and marketability of this investment as required by Rule 2310 of the FINRA Rules, (c) delivered the Prospectus to the investor the requisite number of days prior to the date that the investor will deliver this Subscription Agreement to the issuer as specified under the laws of the investor's state of residence, (d) verified the identity of the investor through appropriate methods and will retain proof of such verification process as required by applicable law, and (e) verified that the investor and the registered owner do not appear on the Office of Foreign Assets Control list of foreign nations, organizations and individuals subject to economic and trade sanctions.

Broker/Dealer or RIA Firm Address or P.O. Box ______

Mailing Address ______

City, State, Zip ______

Business Phone # (Required) ______

Fax Phone # ______

E-mail Address ______

Registered Representative(s) or Advisor(s) [I.A.] Name(s) (Required) ______

Representative # ______

Registered Representative or Advisor [I.A.] Address or P.O. Box ______

City, State, Zip ______

Business Phone # (Required) ______

Fax Phone # ______

E-mail Address ______

If a Registered Associate of a FINRA member firm, I hereby certify that I am properly licensed and I am registered in the following state in which this sale was completed. If a Registered Investment Advisor, I certify that I am properly licensed and I am registered in the following state in which this sale was completed.

State (Required) ______

**Signature(s)** of Registered Representative(s) or Advisor(s) (Required) ______

Date ______

**Signature** of Broker/Dealer or RIA (If Required by Broker/Dealer) ______

Date ______

# 8

**For Non-Custodial Accounts:** Please mail a completed original Subscription Agreement directly to the custodian, along with your check and the appropriate documents outlined in Sections 1 and 2b of this Subscription Agreement.

**For Custodial Accounts:** Please mail a completed original Subscription Agreement directly to the custodian, along with your check and the appropriate documents outlined in Sections 1 and 2 of this Subscription Agreement.

## For Regular Mail and Overnight Deliveries

**Business Development Corporation of America II**
c/o American National Stock Transfer, LLC
430 W. 7th Street
Kansas City, MO 64105-1407

▸ **Should you have any questions or concerns and require customer service to handle your request or inquiry, please contact our transfer agent at:**

**American National Stock Transfer, LLC**
405 Park Avenue, 12th Floor, New York, NY 10022
Phone: (844) 276-1077

# Multi-Offering Subscription Agreement

**Investors in AL, AR, KY, MA, MD, NC, NE, NJ, OR and TN may not use this Multi-Offering Subscription Agreement to subscribe for shares and/or units of any offering described herein but instead should refer to the subscription agreement for each offering.**

AN INVESTMENT IN THE OFFERINGS DESCRIBED HEREIN CANNOT BE COMPLETED UNTIL AT LEAST FIVE (5) BUSINESS DAYS AFTER THE DATE THE INVESTOR RECEIVED THE FINAL PROSPECTUS FOR EACH OFFERING. SUBSCRIPTIONS WILL BE EFFECTIVE ONLY UPON OUR ACCEPTANCE, AND WE RESERVE THE RIGHT TO REJECT ANY SUBSCRIPTION IN WHOLE OR IN PART. IF REJECTED, ALL FUNDS SHALL BE RETURNED TO SUBSCRIBERS WITHOUT INTEREST AND WITHOUT DEDUCTION FOR ANY EXPENSES WITHIN TEN (10) BUSINESS DAYS FROM THE DATE THE SUBSCRIPTION IS REJECTED. INVESTORS WILL RECEIVE A CONFIRMATION OF THEIR PURCHASE. IF YOU HAVE ANY QUESTIONS, PLEASE CALL YOUR REGISTERED REPRESENTATIVE, SC DISTRIBUTORS, LLC (MEMBER FINRA/SIPC) OR REALTY CAPITAL SECURITIES, LLC (MEMBER FINRA/SIPC) AT 1-877-373-2522.

## 1. Investment

*All investments are subject to suitability standards, see corresponding prospectus and Section 8a-m herein.*

**Amount of Subscription** ______________ **State of Sale** ______________

*Minimum Initial Investment is $2,000 for CVMC REIT II, SIC, TGIF & GREC.*
*Minimum Initial Investment is $2,500 for RPT, ARC Global II, ARC HT III, BDCA II, RFT, Grocery Center REIT II, ARC Hospitality, AERP & UDF V.*
*Minimum Initial Investment for purchases through IRA or other qualified accounts is $1,000 for UDF V.*
*Money Orders, Traveler's Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash cannot be accepted.*

Payment will be made with: ☐ Enclosed Check ☐ Funds Wired ☐ Funds to Follow - Name of Institution ______________

*(See Section 10 for Check Instructions)*

| | *Investment Amount* |
|---|---|
| American Energy Capital Partners - Energy Recovery Program, LP (AERP) | |
| American Realty Capital Global Trust II, Inc. (ARC Global II) | |
| American Realty Capital Healthcare Trust III, Inc. (ARC HT III) | |
| American Realty Capital Hospitality Trust, Inc. (ARC Hospitality) | |
| Business Development Corporation of America II (BDCA II) | |
| Carter Validus Mission Critical REIT II (CVMC REIT II) | |
| Greenbacker Renewable Energy Company (GREC) | |
| Phillips Edison Grocery Center REIT II, Inc. (Grocery Center REIT II) | |
| Realty Finance Trust, Inc. (RFT) | |
| RREEF Property Trust, Inc. (RPT) | |
| Sierra Income Corporation (SIC) | |
| TriLinc Global Impact Fund (TGIF) | |
| United Development Funding Income Fund V (UDF V) | |

☐ **Volume Discount*:** Check this box ONLY after discussion with your registered representative/financial advisor. Please provide a separate request in writing that sets forth the basis for receiving a volume discount as set forth in the appropriate prospectus.

**Any combination request will be subject to our verification that the subscriptions to be combined are made by a single qualifying purchaser. Please see "Volume Discounts" section of the prospectus for further information on volume discount qualifications.*

## 1a. Share Class - The Selection of a Share Class is Required (CVMC REIT II Only)

Please consult with your registered representative/financial advisor and check one of the following options pertaining to the class of shares you intend to purchase. The Prospectus contains additional information regarding the share classes, including the different fees which are payable with respect to each share class.

**FOR CVMC REIT II INVESTORS - SHARE CLASS REQUIRED** ☐ Class A

## 1b. Share Class - The Selection of a Share Class is Required (GREC Only)

Please consult with your registered representative/financial advisor and check one of the following options pertaining to the class of shares you intend to purchase. The Prospectus contains additional information regarding the share classes, including the different fees which are payable with respect to each share class.

**FOR GREC INVESTORS - SHARE CLASS REQUIRED** ☐ Class A ☐ Class C ☐ Class I

## 1c. Share Class - The Selection of a Share Class is Required (RPT Only)

Please consult with your registered representative/financial advisor and check one of the following options pertaining to the class of shares you intend to purchase. The Prospectus contains additional information regarding the share classes, including the different fees which are payable with respect to each share class.

**FOR RPT INVESTORS - SHARE CLASS REQUIRED** ☐ Class A ☐ Class B

CURRENT FORM AS OF 9/9/15 VERSION C

## 1d. Unit Class - The Selection of a Unit Class is Required (TGIF Only)

Please consult with your registered representative/financial advisor and check one of the following options pertaining to the class of units you intend to purchase. The Prospectus contains additional information regarding the unit classes, including the different fees which are payable with respect to each unit class.

**FOR TGIF INVESTORS - UNIT CLASS REQUIRED** ☐ Class A ☐ Class C ☐ Class I

## 2. Account Type - Check One Box Only

| Account Type | Additional Required Documentation |
|---|---|
| ☐ Individual ☐ TOD* | If TOD, Transfer on Death form<br>*Please see Section 2 of Investor Instructions for details |
| ☐ Joint Tenants ☐ TOD* ☐ Tenants in Common*<br>☐ Community Property* | If JTWROS TOD, Transfer on Death form<br>*All parties must sign / Please see Section 2 of Investor Instructions for details |
| ☐ Trust | Trustee Certification form or trust documents |
| ☐ Estate | Documents evidencing individuals authorized to act on behalf of estate |
| ☐ Custodial ☐ UGMA: State of: ______ ☐ UTMA: State of: ______ | None |
| ☐ Corporation ☐ C Corp ☐ S Corp | Articles of Incorporation or Corporate Resolution |
| ☐ LLC | LLC Operating Agreement or LLC Resolution |
| ☐ Partnership | Partnership Certification of Powers or Certificate of Limited Partnership |
| ☐ Non-Profit Organization | Formation document or other document evidencing authorized signers |
| ☐ Profit Sharing Plan* ☐ Defined Benefit Plan*<br>☐ KEOGH Plan* | Pages of plan document that list plan name, date, trustee name(s) and signatures<br>*Please see Section 2 of Investor Instructions for details |
| ☐ Traditional IRA ☐ SEP IRA ☐ ROTH IRA<br>☐ Simple IRA ☐ Inherited/Beneficial IRA | For Inherited IRA indicate Decedent's name: ____________________ |
| ☐ Other (Specify) ____________________ | |

> For Non-Qualified Custodial Accounts and all Qualified Accounts, please complete Section 6

## 3. Investment Title - SSN or TIN Required (ARC Global II, ARC HT III, BDCA II, RFT, Grocery Center REIT II, ARC Hospitality, AERP, UDF V, CVMC REIT II, SIC, TGIF & GREC Only)

Please print names in which shares and/or units of common stock are to be registered. For trusts, include trust name and name of trustee. If IRA or qualified plan, include both custodian and investor names and applicable Tax ID Numbers. If "same as above", write "same." *(This is the name that will appear on your statement.)*

Title Line 1

Title Line 2

SSN/TIN

## 4. Investor Information (ARC Global II, ARC HT III, BDCA II, RFT, Grocery Center REIT II, ARC Hospitality, AERP, UDF V, CVMC REIT II, SIC, TGIF & GREC Only)

**Primary Investor is:** Individual, Trust/Qualified Plan, Entity, Minor (UGMA/UTMA)
**Secondary Investor is:** Additional Account holder, Trustee, Officer/Authorized Signer, Custodian (UGMA/UTMA)

Primary Investor Name SSN/TIN DOB

Secondary Investor Name SSN/TIN DOB

Street Address

City State Zip Code

Phone (day) Phone (evening) Email

Mailing Address (optional)

City State Zip Code

☐ **Check here for eletronic delivery and complete Section 6c**

**Citizenship:** Please indicate Citizenship Status **(Required)**

☐ US Citizen ☐ US Citizen residing outside the US ☐ Resident Alien

☐ Non-Resident Alien* Country: ____________________ ☐ Check here if you are subject to backup withholding

CURRENT FORM AS OF 9/9/15 VERSION C

## 4. Investor Information, continued (ARC Global II, ARC HT III, BDCA II, RFT, Grocery Center REIT II, ARC Hospitality, AERP, UDF V, CVMC REIT II, SIC, TGIF & GREC Only)

Please attach a separate sheet with the above information for each additional investor.

**NOTE: Any and all U.S. taxpayers are required to complete Section 9 and the substitute IRS Form W-9 (the "Substitute Form W-9"). (If a foreign national is, in fact, a U.S. taxpayer, complete the Substitute Form W-9.)**

* If non-resident alien, investor must submit the appropriate IRS Form W-8 **(e.g., Form W-8BEN, W-8ECI, W-8EXP or W-8IMY)** in order to make an investment. The applicable IRS Form can be obtained from the IRS by visiting www.irs.gov or by calling 1-800-TAX-FORM (1-800-829-3676).

**For RPT investors only:** Please refer to Section 5 and applicable required disclosures for account information.

## 5. Individual or Joint Account (RPT Only)

For joint accounts, the Social Security number of the primary account owner will be used for IRS reporting.

Name of Primary Account Owner	Social Security Number	Date of Birth – MM/DD/YYYY

US Residential Address (P.O. Box not acceptable)	City	State	ZIP

Mailing Address (if different)	City	State	ZIP

Daytime Phone Number	Extension	E-mail Address

☐ US Citizen	☐ Resident alien	If resident alien, please provide country of citizenship: ______

Select one: ☐ Employed	☐ Not-employed	☐ Retired

Occupation	Name of Employer

Address of Employer	City	State	ZIP

If you checked not-employed or retired, please provide source of income: ______

Name of Second Joint Owner (if any)	Social Security Number	Date of Birth – MM/DD/YYYY

US Residential Address (P.O. Box not acceptable)	City	State	ZIP

☐ US Citizen	☐ Resident alien	If resident alien, please provide country of citizenship: ______

Select one: ☐ Employed	☐ Not-employed	☐ Retired

Occupation	Name of Employer

Address of Employer	City	State	ZIP

If you checked not-employed or retired, please provide source of income: ______

**Please attach a separate sheet with the above information for each additional owner.**

## 5a. Entity Account (RPT Only)

Legal documentation proving the existence of the entity must be presented when establishing one of these account types. (Articles of Incorporation Trust or Plan document.)

For a trust or business account, is the entity engaged in internet gambling or support companies engaged in internet gambling?

* Select one: ☐ Yes	☐ No

If yes, please explain: ______

Name of Legal Entity	Social Security Number	**OR** Tax ID Number

Street Address of Legal Entity (P.O. Box not acceptable)	City	State	ZIP

Mailing Address (if different)	City	State	ZIP

Daytime Phone Number	Extension	E-mail Address

Date of Trust Agreement (for trusts only) – MM/DD/YYYY

Name of Trustee/Authorized Signer	Social Security Number of Trustee/Authorized Signer	Date of Birth – MM/DD/YYYY

US Residential Address (P.O. Box not acceptable)	City	State	ZIP

Mailing Address (if different)	City	State	ZIP

Daytime Phone Number	Extension	E-mail Address

☐ US Citizen	☐ Resident alien	If resident alien, please provide country of citizenship: ______

**CURRENT FORM AS OF 9/9/15 VERSION C**

## 5a. Entity Account (RPT Only), continued

Name of Co-Trustee/Authorized Signer | Social Security Number of Trustee/Authorized Signer | Date of Birth – MM/DD/YYYY

US Residential Address (P.O. Box not acceptable) | City | State | ZIP

Mailing Address (if different) | City | State | ZIP

Daytime Phone Number | Extension | E-mail Address

☐ US Citizen ☐ Resident alien If resident alien, please provide country of citizenship: ______

### FOR A TRUST ACCOUNT

☐ Check here if the grantor/settlor is the same as the trustee

For Trust Accounts, Name of Grantor/Settlor *(if different from trustee)* | Social Security Number of Grantor/Settlor | Date of Birth – MM/DD/YYYY

US Residential Address (P.O. Box not acceptable) | City | State | ZIP

☐ US Citizen ☐ Resident alien If resident alien, please provide country of citizenship: ______

**Please attach a separate sheet with the above information for each additional trustee, grantor/settlor, or authorized signer.**

### FOR A BUSINESS ACCOUNT (EX: CORPORATION, PARTNERSHIP, ETC.)

Please provide the industry in which the legal entity operates: ______

For business accounts, please provide a listing of all ultimate beneficial owners or controlling parties which have an interest equal to or greater than 25% (If there are none, write "none" above name or leave blank)

Name | Social Security Number | Date of Birth – MM/DD/YYYY

Street Address of Legal Entity (P.O. Box not acceptable) | City | State | ZIP

☐ US Citizen ☐ Resident alien If resident alien, please provide country of citizenship: ______

Name | Social Security Number | Date of Birth – MM/DD/YYYY

Street Address of Legal Entity (P.O. Box not acceptable) | City | State | ZIP

☐ US Citizen ☐ Resident alien If resident alien, please provide country of citizenship: ______

**Please attach a separate sheet with the above information for each additional ultimate beneficial owner.**

## 5b. UGMA/UTMA Account (RPT Only)

If the minor's Social Security number has been applied for, but not yet received, please include a copy of the Social Security card application (Form-SS5). Unless you indicate otherwise, the account will follow the UGMA/UTMA rules for the minor's state.

Name of Minor | Social Security Number | Date of Birth – MM/DD/YYYY

Street Address of Legal Entity (P.O. Box not acceptable) | City | State | ZIP

☐ US Citizen ☐ Resident alien If resident alien, please provide country of citizenship: ______

Name of Custodian | Social Security Number of Custodian | Date of Birth – MM/DD/YYYY

US Residential Address (P.O. Box not acceptable) | City | State | ZIP

Mailing Address (if different) | City | State | ZIP

Daytime Phone Number | Extension | E-mail Address

☐ US Citizen ☐ Resident alien If resident alien, please provide country of citizenship: ______

Select one: ☐ Employed ☐ Not-employed ☐ Retired

CURRENT FORM AS OF 9/9/15 VERSION C

## 5b. UGMA/UTMA Account (RPT Only), continued

Occupation | Name of Employer

Address of Employer | City | State | ZIP

If you checked not-employed or retired, please provide source of income: ______

## 5c. Retirement/Savings Plan (RPT Only)

### CUSTODIAN/TRUSTEE

Name of Custodian/Trustee | Tax ID Number

US Business Address | City | State | ZIP

Mailing Address (if different) | City | State | ZIP

Daytime Phone Number | Extension | E-mail Address

### PARTICIPANT/EMPLOYEE

Name of Participant/Employee | Social Security Number | Date of Birth – MM/DD/YYYY

US Residential Address (P.O. Box not acceptable) | City | State | ZIP

☐ US Citizen ☐ Resident alien If resident alien, please provide country of citizenship: ______

Select one: ☐ Employed ☐ Not-employed ☐ Retired

Occupation | Name of Employer

Address of Employer | City | State | ZIP

If you checked not-employed or retired, please provide source of income: ______

## 6. Third Party Custodian/Trustee Information

> Applies to ALL retirement accounts and to non-retirement accounts that have elected to use a third party custodian/trustee.

> Make checks payable to the custodian and send ALL paperwork directly to the custodian. The custodian/trustee is responsible for sending payments pursuant to the instructions as set forth below.

Custodian/Trustee Name

Custodian/Trustee Address

City | State | ZIP

Custodian/Trustee Phone | Custodian/Trustee Tax Identification Number

Investor Account Number with Custodian/Trustee

## 6a. Distribution Information

If you select more than one option you must indicate the percentage of your distribution to be applied to each option and the sum of the allocations must equal 100%. If you do not complete this section, distributions will be paid to the registered owner at the address in Section 4 and/or Section 5 above. IRA accounts may not direct distributions without the custodian's approval.

Distributions may be funded from borrowings, offering proceeds, or proceeds from the sale of assets, which may constitute a return of capital and significantly reduce the amount of capital available for investment by ARC Global II, ARC HT III, BDCA II, RFT, Grocery Center REIT II, ARC Hospitality, AERP, UDF V, RPT, CVMC REIT II, SIC, TGIF, GREC . Any capital returned to investors through distributions will be returned after certain fees and expenses are paid to the sponsor of this offering or its affiliates.

If you elect to participate in the Distribution Reinvestment Plan, you agree that, if at any time you fail to meet the applicable suitability standards set forth in the then current Prospectus, you will promptly provide written notification to: ARC Global II and/or ARC HT III and/or BDCA II and/or RFT and/or Grocery Center REIT II and/or ARC Hospitality and/or AERP, c/o American National Stock Transfer, 430 W. 7th Street, Kansas City, MO 64105 or for UDF V and/or RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC, c/o DST Systems, Inc, 430 W. 7th Street, Kansas City, MO 64105.

CURRENT FORM AS OF 9/9/15 VERSION C

## 6a. Distribution Information, continued

% of Distribution

☐ I prefer to participate in the Distribution Reinvestment Plan, as described in the Prospectus **(not available for AERP)** ______

☐ Send distributions via check to investor's home address **(or for Qualified Plans, to the address listed in Section 6)** ______

☐ Send distributions via check to the alternate payee listed here **(not available for Qualified Plans without custodial approval)** ______

Name ______

Address ______

City ______ State ______ ZIP ______

Account Number ______

☐ **Direct Deposit:** *(Attach Voided Check)* I/we authorize ARC Global II, ARC HT III, BDCA II, RFT, Grocery Center REIT II, ARC Hospitality, AERP, UDF V, RPT, CVMC REIT II, SIC, TGIF, GREC or its agent, American National Stock Transfer, LLC and/or DST Systems, Inc. by or through a third party provider, (as applicable, the "Issuer") to deposit my distribution/dividend to my checking or savings account. This authority will remain in force until I notify the Issuer in writing to cancel it. If the Issuer deposits funds erroneously into my account, they are authorized to debit my account for an amount not to exceed the amount of the erroneous deposit. The above services cannot be established without a pre-printed voided check. For electronic funds transfers, signatures of bank account owners are required exactly as they appear on the bank records. If the registration at the bank differs from that on this Multi-Offering Subscription Agreement, all parties must sign below. **(not available for custodial held accounts without the custodian's approval)**

Financial Institution Name ______ % of Distribution ______ ☐ Checking

ABA/ Routing Number ______ Account Number ______ ☐ Savings

## 6b. Broker-Dealer, Registered Investment Advisor and Financial Representative Information

Broker-Dealer Name ______

Representative Name ______ Rep Number ______

Representative's Firm Name ______ Branch ID ______

Representative's Address ______

Representative's City ______ State ______ ZIP ______

Representative's Phone ______ Representative's Fax ______

Representative's E-Mail Address ______

This Subscription was made as follows:

☐ Through a participating Broker-Dealer

☐ Through a participating RIA unaffiliated with a participating Broker-Dealer

☐ Shares and/or units are being purchased net of commissions (Class A shares only for CVMC REIT II and/or GREC and/or RPT and Class A and Class C units for TGIF)

Based on the information I obtained from the subscriber regarding the subscriber's financial situation and investment objectives, I hereby certify to ARC Global II and/or ARC HT III and/or BDCA II and/or RFT and/or Grocery Center REIT II and/or ARC Hospitality and/or AERP and/or UDF V and/or RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC that I have reasonable grounds for believing that the purchase of the units and/or shares by the Subscriber is a suitable and appropriate investment for this Subscriber. I hereby certify that I am properly licensed and I am registered in the following state in which this sale was completed.

I also certify that I am properly licensed and I am registered in the following state in which this sale was completed.

Signature of Financial Representative ______ Date ______

Branch Manager Signature (if required by Broker-Dealer) ______ Date ______

CURRENT FORM AS OF 9/9/15 VERSION C

## 6c. Electronic Delivery (Optional)

☐ AERP ☐ ARC Global II ☐ ARC HT III ☐ ARC Hospitality ☐ CVMC REIT II

☐ GREC ☐ Grocery Center REIT II ☐ RFT ☐ RPT ☐ SIC

☐ TGIF ☐ UDF V ☐ BDCA II

***Electronic Delivery of stockholder and/or unitholder communication is available and if you would prefer to receive such communications and statements electronically for the selected funds above, please affirmatively elect to do so by signing below where indicated.***

We encourage you to reduce printing and mailing costs and to conserve natural resources by electing to receive electronic delivery of stockholder communications and statement notifications. By consenting below to electronically receive stockholder communications, including your account-specific information, you authorize said offering(s) to either (i) e-mail stockholder and/or unitholder communications to you directly or (ii) make them available on each offering's respective Website and notify you by e-mail when such documents are available and how to access the documents.

You will not receive paper copies of these electronic materials unless specifically requested, the delivery of electronic materials is prohibited or we, in our sole discretion, elect to send paper copies of the materials.

Sign below if you consent to the electronic delivery of documents as applicable to the respective offering(s), including annual reports, proxy materials, and any other documents that may be required to be delivered under federal or state securities laws as well as account-specific information such as quarterly account statements or tax information. Your consent will be effective until you revoke it. In addition, by consenting to electronic access, you will be responsible for your customary Internet Service Provider charges in connection with access to these materials. E-mail address in the section below is required. Please carefully read the following representations before consenting to receive documents electronically. By signing this box and consenting to receive documents electronically, you represent the following:

**(a)** I acknowledge that access to both Internet e-mail and the World Wide Web is required in order to access documents electronically. I may receive by e-mail notification the availability of a document in electronic format. The notification e-mail will contain a web address (or hyperlink) where the document can be found. By entering this address into my web browser, I can view, download and print the document from my computer. I acknowledge that there may be costs associated with the electronic access, such as usage charges from my Internet provider and telephone provider, and that these costs are my responsibility. **(b)** I acknowledge that documents distributed electronically may be provided in Adobe's Portable Document Format (PDF). The Adobe Reader® software is required to view documents in PDF format. The Reader software is available free of charge from Adobe's web site at www.adobe.com . The Reader software must be correctly installed on my system before I will be able to view documents in PDF format. Electronic delivery also involves risks related to system or network outage that could impair my timely receipt of or access to stockholder communications. **(c)** I acknowledge that I may receive at no cost from ARC Global II and/or ARC HT III and/or BDCA II and/or RFT and/or Grocery Center REIT II and/or ARC Hospitality and/or AERP and/or UDF V and/or RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC a paper copy of any documents delivered electronically by calling Realty Capital Securities, LLC at 877-373-2522 from 9:00 am to 5:00 pm EST Monday-Friday. **(d)** I acknowledge that if the e-mail notification is returned to ARC Global II and/or ARC HT III and/or BDCA II and/or RFT and/or PE REIT II and/or ARC Hospitality and/or AERP and/or UDF V and/or RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC as "undeliverable", a letter will be mailed to me with instructions on how to update my e-mail address to begin receiving communication via electronic delivery. I further understand that if ARC Global II and/or ARC HT III and/or BDCA II and/or RFT and/or Grocery Center REIT II and/or ARC Hospitality and/or AERP and/or UDF V and/or RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC is unable to obtain a valid e-mail address for me, ARC Global II and/or ARC HT III and/or BDCA II and/or RFT and/or Grocery Center REIT II and/or ARC Hospitality and/or AERP and/or UDF V and/or RPT and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC will resume sending a paper copy of its filings by U.S. mail to my address of record. **(e)** I acknowledge that my consent may be updated or cancelled, including any updates in e-mail address to which documents are delivered, at any time by calling Realty Capital Securities, LLC and/or SC Distributors at 877-373-2522 from 9:00 am to 5:00 pm EST Monday-Friday.

**Electronic Delivery Acknowledgement Only**

Signature of Investor ____________________ Date ________

Signature of Joint Investor ____________________ Date ________

E-mail (If blank - email from Section 4 and/or 5 will be used) ____________________

**Joint Accounts:** If your Social Security number is the primary number on a joint account and you opt-in to electronic delivery, each consenting stockholder must have access to the e-mail account provided.

Your e-mail address will be held in confidence and used only for matters relating to your investments.

## 7. Limited Liability Company Agreement (TGIF & GREC Only)

By executing the Multi-Offering Subscription Agreement, the undersigned hereby agrees to be bound by the terms of the limited liability operating agreement and any amendments or supplements thereto or cancellations thereof and authorizes TGIF and/or GREC to make all filings of any and all certificates, instruments, agreements or other documents, whether related to the limited liability agreement or otherwise, as may be required or advisable under the laws of the State of Delaware.

## 8. Subscriber Acknowledgements

**AS APPLICABLE TO CERTAIN OFFERINGS:**

**CALIFORNIA INVESTORS:** ALL CERTIFICATES REPRESENTING SHARES WHICH ARE SOLD IN THE STATE OF CALIFORNIA WILL BEAR THE FOLLOWING LEGEND CONDITIONS: IT IS UNLAWFUL TO CONSUMMATE A SALE OR TRANSFER OF THIS SECURITY OR ANY INTEREST THEREIN, OR TO RECEIVE ANY CONSIDERATION THEREFOR, WITHOUT THE PRIOR WRITTEN CONSENT OF THE COMMISSIONER OF THE DEPARTMENT OF BUSINESS OVERSIGHT FOR THE STATE OF CALIFORNIA, EXCEPT AS PERMITTED IN THE COMMISSIONER'S RULES.

## 8a. Subscriber Acknowledgements & Signatures for ARC Global II

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following:
(you must initial ALL appropriate representations below)

____Owner ____Co-Owner Represents that I (we) either: (i) have a net worth (excluding home, home furnishings and automobiles) of at least $70,000 and gross income of at least $70,000; (ii) have a net worth (excluding home, home furnishings and automobiles) of at least $250,000; or such higher suitability as may be required by certain states and set forth in the "Investor Suitability Standards" section of the applicable Prospectus. In the case of sales to fiduciary accounts, suitability standards must be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds for the purchase of the Shares.

CURRENT FORM AS OF 9/9/15 VERSION C

## 8a. Subscriber Acknowledgements & Signatures for ARC Global II, continued

| | | |
|---|---|---|
| ____Owner | ____Co-Owner | I/We acknowledge receipt of the final Prospectus of ARC Global II, not less than five (5) business days prior to the signing of this Subscription Agreement. |
| ____Owner | ____Co-Owner | I/We am/are purchasing shares for my/our own account. |
| ____Owner | ____Co-Owner | I/We acknowledge that shares are not liquid. |
| ____Owner | ____Co-Owner | If an affiliate of ARC Global II, I/we represent that the shares are being purchased for investment purposes only and not for immediate resale. |
| ____Owner | ____Co-Owner | **California residents only:** In addition to the general suitability requirements described above, a California investor's maximum investment in ARC Global II will be limited to 10% of his or her net worth (exclusive of home, home furnishings and automobiles). |
| ____Owner | ____Co-Owner | **Iowa residents only:** An investor must have either (a) a minimum liquid net worth of $100,000 and an annual income of $70,000 or (b) a minimum liquid net worth of $350,000. The investor's maximum investment in ARC Global II and its affiliates cannot exceed 10% of the investor's liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities. |
| ____Owner | ____Co-Owner | **Kansas residents only:** In addition to the general suitability requirements described above, it is recommended that investors should invest no more than 10% of their liquid net worth, in the aggregate, in ARC Global II and securities of other real estate investment trusts. "Liquid net worth" is defined as that portion of net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities. |
| ____Owner | ____Co-Owner | **Maine residents only:** The Maine Office of Securities recommends that an investor's aggregate investment in ARC Global II and similar direct participation investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities. |
| ____Owner | ____Co-Owner | **Michigan residents only:** The maximum investment allowable in ARC Global II for a Michigan investor is 10% of his or her net worth. |
| ____Owner | ____Co-Owner | **Missouri residents only:** In addition to the general suitability requirements described above, no more than 10% of any one (1) Missouri investor's liquid net worth may be invested in the securities registered by ARC Global II for its offering with the Missouri Securities Division. |
| ____Owner | ____Co-Owner | **New Mexico residents only:** Investors must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. It shall be unsuitable for a New Mexico investor's aggregate investment in ARC Global II shares, shares of its affiliates and in other non-traded real estate investment programs to exceed ten percent (10%) of his, her or its liquid net worth. "Liquid net worth" shall be defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities. |
| ____Owner | ____Co-Owner | **North Dakota residents only:** Shares will only be sold to a resident of North Dakota who represents that he or she has a net worth of at least 10 times his or her investment in ARC Global II and that they meet one of the general suitability standards described above. |
| ____Owner | ____Co-Owner | **Ohio residents only:** Investors must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. It shall be unsuitable for an Ohio investor's aggregate investment in ARC Global II shares, shares of its affiliates, and in other non-traded real estate investment trusts to exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" shall be defined as that portion of net worth (total assets exclusive of primary residence, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities. |
| ____Owner | ____Co-Owner | **Pennsylvania residents only:** The maximum investment allowable in ARC Global II for a Pennsylvania investor is 10% of his or her net worth. |

## 8b. Subscriber Acknowledgements & Signatures for ARC HT III

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following:
(you must initial ALL appropriate representations below)

| | | |
|---|---|---|
| ____Owner | ____Co-Owner | Represents that I (we) either: (i) have a net worth (excluding home, home furnishings and automobiles) of at least $70,000 and gross income of at least $70,000; or (ii) have a net worth (excluding home, home furnishings and automobiles) of at least $250,000; or such higher suitability as may be required by certain states and set forth in the "Investor Suitability Standards" section of the applicable Prospectus and in this Subscription Agreement. In the case of sales to fiduciary accounts, suitability standards must be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds for the purchase of the Shares. |
| ____Owner | ____Co-Owner | I/We acknowledge receipt of the final Prospectus of ARC HT III, not less than five (5) business days prior to the signing of this Subscription Agreement. |
| ____Owner | ____Co-Owner | I/we am/are purchasing shares for my/our own account. |
| ____Owner | ____Co-Owner | I/we acknowledge that shares are not liquid. |
| ____Owner | ____Co-Owner | If an affiliate of ARC HT III, I/we represent that the shares are being purchased for invest- ment purposes only and not for immediate resale. |

CURRENT FORM AS OF 9/9/15 VERSION C

## 8b. Subscriber Acknowledgements & Signatures for ARC HT III, continued

____Owner ____Co-Owner **California residents only:** In addition to the general suitability requirements described above, a California investor's maximum investment in ARC HT III will be limited to 10% of his or her net worth (exclusive of home, home furnishings and automobiles).

____Owner ____Co-Owner **Iowa residents only:** An investor must have either (a) a minimum liquid net worth of $100,000 and an annual income of $70,000 or (b) a minimum liquid net worth of $350,000. The investor's maximum investment in ARC HT III and its affiliates cannot exceed 10% of the investor's liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Kansas residents only:** In addition to the general suitability requirements described above, it is recommended that investors should invest no more than 10% of their liquid net worth, in the aggregate, in ARC HT III and securities of other real estate investment trusts. "Liquid net worth" is defined as that portion of net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Maine residents only:** The Maine Office of Securities recommends that an investor's aggregate investment in ARC HT III and similar direct participation investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Michigan residents only:** The maximum investment allowable in ARC HT III for a Michigan investor is 10% of his or her net worth.

____Owner ____Co-Owner **Missouri residents only:** In addition to the general suitability requirements described above, no more than 10% of any one Missouri investor's liquid net worth may be invested in the securities registered by ARC HT III for this offering with the Missouri Securities Division.

____Owner ____Co-Owner **New Mexico residents only:** Investors must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. It shall be unsuitable for a New Mexico investor's aggregate investment in ARC HT III shares, shares of its affiliates and in other non-traded real estate investment programs to exceed ten percent (10%) of his, her or its liquid net worth. "Liquid net worth" shall be defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **North Dakota residents only:** Shares will only be sold to a resident of North Dakota who represents that he or she has a net worth of at least 10 times his or her investment in ARC HT III and that they meet one of the general suitability standards described above.

____Owner ____Co-Owner **Ohio residents only:** Investors must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. It shall be unsuitable for an Ohio investor's aggregate investment in ARC HT III shares, shares of its affiliates, and in other non-traded real estate investment trusts to exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" shall be de- fined as that portion of net worth (total assets exclusive of primary residence, home furnish- ings and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

____Owner ____Co-Owner **Pennsylvania residents only:** The maximum investment allowable in ARC HT III for a Pennsylvania investor is 10% of his or her net worth. ARC HT III will not release from escrow any proceeds received from Pennsylvania residents unless and until ARC HT III raises a minimum of $156,250,000 in aggregate gross offering proceeds from all investors pursuant to ARC HT III offering.

## 8c. Subscriber Acknowledgements & Signatures for RFT

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following:
(you must initial ALL appropriate representations below)

____Owner ____Co-Owner Represents that I (we) either: (i) have a net worth (excluding home, home furnishings and automobiles) of at least $70,000 and gross income of at least $70,000; (ii) have a net worth (excluding home, home furnishings and automobiles) of at least $250,000; or such higher suitability as may be required by certain states and set forth in the "Investor Suitability Standards" section of the applicable Prospectus; in the case of sales to fiduciary accounts, suitability standards must be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds for the purchase of the Shares.

____Owner ____Co-Owner I/We acknowledge receipt of the final Prospectus of RFT, not less than five (5) business days prior to the signing of this Subscription Agreement.

____Owner ____Co-Owner I/We am/are purchasing shares for my/our own account.

____Owner ____Co-Owner I/We acknowledge that shares are not liquid.

____Owner ____Co-Owner If an affiliate of RFT, I/we represent that the shares are being purchased for investment purposes only and not for immediate resale.

____Owner ____Co-Owner **California residents only:** In addition to the general suitability requirements described above, investors' maximum investment in RFT shares will be limited to 10% of the investor's net worth (exclusive of home, home furnishings and automobiles).

____Owner ____Co-Owner **Iowa residents only:** Iowa investors must have an annual income of $70,000 and a minimum net worth of $100,000 (exclusive of home, auto and furnishings) or, in the alternative a Net Worth of $350,000 (exclusive of home furnishings, & automobiles). The investor's maximum aggregate investment in RFT common stock and other non-publicly traded direct participation programs may not exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, auto and home furnishings minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

CURRENT FORM AS OF 9/9/15 VERSION C

## 8c. Subscriber Acknowledgements & Signatures for RFT, continued

____Owner ____Co-Owner **Kansas residents only:** In addition to the general suitability requirements described above, it is recommended that investors should invest, in the aggregate, no more than 10% of their liquid net worth in RFT shares and securities of other real estate investment trusts. " Liquid net worth" is defined as that portion of net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Maine residents only:** The Maine Office of Securities recommends that an investor's aggregate investment in RFT and similar direct participation investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Michigan residents only:** The maximum investment allowable in RFT for a Michigan investor is 10% of his or her net worth.

____Owner ____Co-Owner **Missouri residents only:** In addition to the general suitability requirements described above, no more than ten percent (10%) of any one Missouri investor's liquid net worth shall be invested in the securities registered by RFT for this offering with the Missouri Securities Division.

____Owner ____Co-Owner **New Mexico residents only:** An investor must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. A New Mexico investor's aggregate investment in RFT, shares of its affiliates and in other non-traded real estate investment programs may not exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **North Dakota residents only:** North Dakota investors must represent that, in addition to the general suitability requirements described above, they have a net worth of at least ten times their investment in RFT.

____Owner ____Co-Owner **Ohio residents only:** An investor must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. An Ohio investor's aggregate investment in RFT, shares of its affiliates and in other non-traded real estate investment programs may not exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Pennsylvania residents only:** The maximum investment allowable in RFT for a Pennsylvania investor is 10% of his or her net worth.

## 8d. Subscriber Acknowledgements & Signatures for Grocery Center REIT II

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following:
(you must initial ALL appropriate representations below)

____Owner ____Co-Owner Represents that I (we) either: (i) have a net worth (excluding home, home furnishings and automobiles) of at least $70,000 and gross income of at least $70,000; or (ii) have a net worth (excluding home, home furnishings and automobiles) of at least $250,000 or such higher suitability as may be required by certain states and set forth in the "Investor Suitability Standards" section of the applicable Prospectus. In the case of sales to fiduciary accounts, suitability standards must be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds for the purchase of the Shares.

____Owner ____Co-Owner I/We acknowledge receipt of the final Prospectus of Grocery Center REIT II, not less than five (5) business days prior to the signing of this Subscription Agreement.

____Owner ____Co-Owner I/We am/are purchasing shares for my/our own account.

____Owner ____Co-Owner I/We acknowledge that shares are not liquid.

____Owner ____Co-Owner If an affiliate of Grocery Center REIT II, I/we represent that the shares are being purchased for investment purposes only and not for immediate resale.

____Owner ____Co-Owner **California residents only:** In addition to the general suitability requirements described above, California investors' maximum investment in Grocery Center REIT II shares shall not exceed 10% of the investor's net worth (exclusive of home, home furnishings and automobiles).

____Owner ____Co-Owner **Iowa residents only:** The maximum investment allowable in Grocery Center REIT II and its affiliates is 10% of an Iowa investor's liquid net worth. Liquid net worth is defined as that portion of net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Kansas residents only:** In addition to the general suitability requirements described above, it is recommended that investors should invest no more than 10% of their liquid net worth, in the aggregate, in Grocery Center REIT II shares and securities of other real estate investment trusts. "Liquid net worth" is defined as that portion of net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Maine residents only:** The Maine Office of Securities recommends that an investor's aggregate investment in the Grocery Center REIT II offering and similar direct participation investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Michigan and Pennsylvania residents only:** A Michigan or Pennsylvania investor cannot invest more than 10% of his or her net worth in Grocery Center REIT II.

CURRENT FORM AS OF 9/9/15 VERSION C

## 8d. Subscriber Acknowledgements & Signatures for Grocery Center REIT II, continued

____Owner ____Co-Owner **Missouri residents only:** In addition to the general suitability requirements described above, no more than ten percent (10%) of any one (1) Missouri investor's liquid net worth shall be invested in the Grocery Center REIT II securities registered with the Securities Division.

____Owner ____Co-Owner **New Mexico and Ohio residents only:** An investor must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. A New Mexico and Ohio investor's aggregate investment in Grocery Center REIT II, shares of our affiliates and in other non-traded real estate investment programs may not exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **North Dakota residents only:** In addition to the general suitability requirements described above, shares will only be sold to a resident of North Dakota who represents that he or she has a net worth of at least 10 times his or her investment in us and that they meet one of the general suitability standards described above.

## 8e. Subscriber Acknowledgements & Signatures for ARC Hospitality

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)

____Owner ____Co-Owner Represents that I (we) either: (i) have a net worth (excluding home, home furnishings and automobiles) of at least $70,000 and gross income of at least $70,000; or (ii) have a net worth (excluding home, home furnishings and automobiles) of at least $250,000; or such higher suitability as may be required by certain states and set forth in the "Investor Suitability Standards" section of the applicable Prospectus and in this Subscription Agreement. In the case of sales to fiduciary accounts, suitability standards must be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds for the purchase of the Shares.

____Owner ____Co-Owner I/We acknowledge receipt of the final Prospectus of ARC Hospitality, not less than five (5) business days prior to the signing of this Subscription Agreement.

____Owner ____Co-Owner I/We am/are purchasing shares for my/our own account.

____Owner ____Co-Owner I/We acknowledge that shares are not liquid.

____Owner ____Co-Owner If an affiliate of ARC Hospitality, I/we represent that the shares are being purchased for investment purposes only and not for immediate resale.

____Owner ____Co-Owner **California residents only:** In addition to the general suitability requirements described above, a California investor's maximum investment in ARC Hospitality will be limited to 10% of her or her net worth (exclusive of home, home furnishings and automobiles).

____Owner ____Co-Owner **Iowa residents only:** Iowa investors must have an annual income of $70,000 and a minimum net worth of $100,000 (exclusive of home, home furnishings and automobiles) or, in the alternative a net worth of $350,000 (exclusive of home, home furnishings and automobiles). The investor's maximum aggregate investment in ARC Hospitality common stock and other non-publicly traded direct participation programs may not exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Kansas residents only:** In addition to the general suitability requirements described above, it is recommended that investors should invest no more than 10% of their liquid net worth, in the aggregate, in ARC Hospitality and securities of other real estate investment trusts. "Liquid net worth" is defined as that portion of net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Maine residents only:** The Maine Office of Securities recommends that an investor's aggregate investment in the ARC Hospitality offering and similar direct participation investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Michigan residents only:** The maximum investment allowable in ARC Hospitality for a Michigan investor is 10% of his or her net worth.

____Owner ____Co-Owner **Missouri residents only:** In addition to the general suitability requirements described above, no more than ten percent (10%) of any one (1) Missouri investor's liquid net worth may be invested in ARC Hospitality shares registered for the offering with the Missouri Securities Division.

____Owner ____Co-Owner **New Mexico and Ohio residents only:** An investor must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. A New Mexico or Ohio investor's aggregate investment in ARC Hospitality shares, shares of its affiliates and in other non-traded real estate investment programs may not exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **North Dakota residents only:** Shares will only be sold to a resident of North Dakota who represents that he or she has a net worth of at least 10 times his or her investment in ARC Hospitality and that they meet one of the general suitability standards described above.

____Owner ____Co-Owner **Pennsylvania residents only:** The maximum investment allowable in ARC Hospitality for a Pennsylvania investor is 10% of his or her net worth.

CURRENT FORM AS OF 9/9/15 VERSION C

## 8f. Subscriber Acknowledgements & Signatures for AERP

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)

| | | |
|---|---|---|
| ____Owner | ____Co-Owner | I/we have a minimum net worth (not including home, home furnishings and personal automobiles) of at least $85,000 and have a gross income of at least $85,000; or I/we have a net worth (excluding home, home furnishings and automobiles) of at least $330,000, or such higher suitability as may be required by certain states and set forth below. |
| ____Owner | ____Co-Owner | I/we have received the final prospectus and any applicable supplements of AERP at least five business days before signing this subscription agreement. |
| ____Owner | ____Co-Owner | I/we am/are purchasing common units for my/our own account. |
| ____Owner | ____Co-Owner | I/we acknowledge that common units are not liquid. |
| ____Owner | ____Co-Owner | If an affiliate of AERP, I/we represent that the common units are being purchased for investment purposes only and not for immediate resale. |
| ____Owner | ____Co-Owner | I/we acknowledge that the Selling Agent or registered representative is required to inform me/us and the other potential investors of all pertinent facts relating to the units, including the background of the General Partner and the tax consequences of my investment. |
| ____Owner | ____Co-Owner | **Arizona residents only:** Subscriptions from Arizona investors will be held in escrow until subscriptions for at least $10,000,000 have been received by AERP from investors, excluding subscriptions from Arizona investors. I/we have either a minimum net worth of $250,000 and had during the last tax year, or estimate that I/we will have during the current tax year, gross income of $100,000 or, in the alternative, a minimum net worth of $500,000. In no event should an investment in AERP exceed more than 10% of my/our net worth. In all cases, net worth shall be determined exclusive of homes, home furnishings and automobiles. |
| ____Owner | ____Co-Owner | **California residents only:** I/we have either a minimum net worth of $250,000 and had, during the last tax year, or estimate that I/we will have during the current tax year, gross income of $100,000, or, in the alternative, a minimum net worth of $500,000. In no event may my/our investment in AERP exceed 10% of my/our net worth, determined exclusive of homes, home furnishings and automobiles. Additionally, I/we acknowledge the following: IT IS UNLAWFUL TO CONSUMMATE A SALE OR TRANSFER OF THESE UNITS, OR ANY INTEREST THEREIN, OR TO RECEIVE ANY CONSIDERATION THEREFORE, WITHOUT THE PRIOR WRITTEN CONSENT OF THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA, EXCEPT AS PERMITTED IN THE COMMISSIONER'S RULES. Although the Farmout provisions contained in the AERP limited partnership agreement and other related agreements do not comply with the California Corporate Securities Law of 1968, the Farmout provisions are consistent with the NASAA Oil and Gas Guidelines. |
| ____Owner | ____Co-Owner | **Iowa residents only:** I/we represent that I/we have a liquid net worth of at least 10 times my/ our investment in AERP and affiliated programs and I/we meet the $85,000/$85,000/$330,000 general suitability requirement described above. |
| ____Owner | ____Co-Owner | **Kansas residents only:** I/we acknowledge that it is recommended by the Office of the Kansas Securities Commissioner that I/we limit my/our investment in AERP and substantially similar programs to no more than 10% of my/our liquid net worth. Liquid net worth is that portion of my/our net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities. Readily marketable securities may include investments in IRAs or other retirement plans that can be liquidated within a short time, less any income tax penalties that may apply for early distribution. |
| ____Owner | ____Co-Owner | **Maine residents only:** I/we acknowledge that the Maine Office of Securities recommends that my/our aggregate investment in the AERP offering and similar direct participation investments not exceed 10% of my/our liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities. |
| ____Owner | ____Co-Owner | **Michigan, Missouri, North Dakota and Pennsylvania residents only:** I/we understand that I/we may not make an investment in AERP which is in excess of 10% of my/our net worth, exclusive of home, home furnishings and automobiles. Additionally, Pennsylvania investors' subscriptions will be held in escrow until AERP has raised $100,000,000, including subscriptions from Pennsylvania investors. |
| ____Owner | ____Co-Owner | **New Mexico residents only:** I/we understand that I/we must not make an investment in AERP which would, after including any other similar oil and gas natural gas programs, exceed 10% of my/our liquid net worth, exclusive of home, home furnishings and automobiles. |
| ____Owner | ____Co-Owner | **AERP NOT EFFECTIVE IN STATE**<br>**Ohio residents only:** It shall be unsuitable for an Ohio investor's aggregate investment in interests of AERP, Affiliates of AERP, and in other non-traded oil and gas programs to exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities. |
| ____Owner | ____Co-Owner | **Oklahoma residents only:** I/we have either a minimum net worth of $250,000 and had during the last tax year, or estimate that I/we will have during the current tax year, gross income of $100,000, or, in the alternative, a minimum net worth of $500,000. In no event should my/our investment in AERP exceed more than 10% of my/our net worth. In all cases, net worth shall be determined exclusive of homes, home furnishings and automobiles. |
| ____Owner | ____Co-Owner | **Texas residents only:** I/we have either: (i) a minimum net worth of $250,000 and had during the last tax year, or estimate that I/we will have during the current tax year, gross income of $100,000; or, (ii) in the alternative, a minimum net worth of $500,000. Also, my/our investment in AERP does not exceed more than 10% of my/our net worth. In all cases, net worth shall be determined exclusive of homes, home furnishings and automobiles. |

CURRENT FORM AS OF 9/9/15 VERSION C

## 8g. Subscriber Acknowledgements & Signatures for UDF V

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)

____Owner ____Co-Owner I have (i) a net worth (exclusive of home, furnishings and automobiles) of $250,000 or more; or (ii) a net worth (exclusive of home, furnishings and automobiles) of at least $70,000 and had during the last tax year or estimate that I will have during the current tax year a minimum of $70,000 annual gross income, or I meet the higher suitability requirements imposed by my state of primary residence as set forth in the Prospectus under "Suitability Standards."

____Owner ____Co-Owner I/We acknowledge receipt of the final Prospectus of UDF V.

____Owner ____Co-Owner I/We am/are purchasing shares for my/our own account.

____Owner ____Co-Owner I/We acknowledge that shares are not liquid.

____Owner ____Co-Owner If an affiliate of United Development Funding Income Fund V, I/we represent that the shares are being purchased for investment purposes only and not for immediate resale.

____Owner ____Co-Owner **California residents only:** This investment does not exceed 10% of my net worth (exclusive of home, home furnishings and automobiles).

260.141.11 Restrictions on Transfer. (a) The issuer of any security upon which a restriction on transfer has been imposed pursuant to Sections 260.102.6, 260.141.10 or 260.534 of the Rules (the "Rules") adopted under the California Corporate Securities Law (the "Code") shall cause a copy of this section to be delivered to each issuee or transferee of such security at the time the certificate evidencing the security is delivered to the issuee or transferee. (b) It is unlawful for the holder of any such security to consummate a sale or transfer of such security, or any interest therein, without the prior written consent of the Commissioner (until this condition is removed pursuant to Section 260.141.12 of the Rules), except: (1) to the issuer; (2) pursuant to the order or process of any court; (3) to any person described in subdivision (i) of Section 25102 of the Code or Section 260.105.14 of the Rules; (4) to the transferor's ancestors, descendants or spouse, or any custodian or trustee for the account of the transferor or the transferor's ancestors, descendants or spouse; or to a transferee by a trustee or custodian for the account of the transferee or the transferee's ancestors, descendants or spouse; (5) to holders of securities of the same class of the same issuer; (6) by way of gift or donation intervivos or on death; (7) by or through a broker-dealer licensed under the Code (either acting as such or as a finder) to a resident of a foreign state, territory or country who is neither domiciled in this state to the knowledge of the broker-dealer, nor actually present in this state if the sale of such securities is not in violation of any securities laws of the foreign state, territory or country concerned; (8) to a broker-dealer licensed under the Code in a principal transaction, or as an underwriter or member of an underwriting syndicate or selling group; (9) if the interest sold or transferred is a pledge or other lien given by the purchaser to the seller upon a sale of the security for which the Commissioner's written consent is obtained or under this rule not required; (10) by way of a sale qualified under Sections 25111, 25112, 25113 or 25121 of the Code, of the securities to be transferred, provided that no order under Section 25140 or subdivision (a) of Section 25143 is in effect with respect to such qualification; (11) by a corporation to a wholly owned subsidiary of such corporation, or by a wholly owned subsidiary of a corporation to such corporation; (12) by way of an exchange qualified under Section 25111, 25112 or 25113 of the Code provided that no order under Section 25140 or subdivision (a) of Section 25143 is in effect with respect to such qualification; (13) between residents of foreign states, territories or countries who are neither domiciled or actually present in this state; (14) to the State Controller pursuant to the Unclaimed Property Law or to the administrator of the unclaimed property law of another state; (15) by the State Controller pursuant to the Unclaimed Property Law or by the administrator of the unclaimed property law of another state if, in either such case, such person (1) discloses to potential purchasers at the sale that transfer of the securities is restricted under this rule, (2) delivers to each purchaser a copy of this rule, and (3) advises the Commissioner of the name of each purchaser; (16) by a trustee to a successor trustee when such transfer does not involve a change in the beneficial ownership of the securities; or (17) by way of an offer and sale of outstanding securities in an issuer transaction that is subject to the qualification requirement of Section 25110 of the Code but exempt from that qualification requirement by subdivision (f ) of Section 25102; provided that any such transfer is on the condition that any certificate evidencing the security issued to such transferee shall contain the legend required by this section. (c) The certificates representing all such securities subject to such a restriction on transfer, whether upon initial issuance or upon any transfer thereof, shall bear on their face a legend, prominently stamped or printed thereon in capital letters of not less than 10-point size, reading as follows: "IT IS UNLAWFUL TO CONSUMMATE A SALE OR TRANSFER OF THIS SECURITY, OR ANY INTEREST THEREIN, OR TO RECEIVE ANY CONSIDERATION THEREFOR, WITHOUT THE PRIOR WRITTEN CONSENT OF THE COMMISSIONER OF CORPORATIONS OF THE STATE OF CALIFORNIA, EXCEPT AS PERMITTED IN THE COMMISSIONER'S RULES."

____Owner ____Co-Owner **Iowa residents only:** I have either (a) a minimum net worth of $300,000 (exclusive of home, auto and furnishings) or (b) a minimum annual income of $70,000 and a net worth of $100,000 (exclusive of home, auto and furnishings). In addition, this investment, when added to my investments in affiliates of the fund and any other non-exchange traded real estate investment trust, does not exceed 10% of my liquid net worth. For purposes of the suitability standard applicable to Iowa residents, "liquid net worth" shall consist of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Kansas residents only:** I acknowledge the recommendation of the Kansas Office of the Securities Commissioner that this investment and other investments in non-traded real estate investment trusts should not exceed, in the aggregate, 10% of my liquid net worth. For purposes of this recommendation, liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Maine residents only:** I acknowledge the recommendation of the Maine Office of Securities that this investment and similar direct participation investments should not exceed, in the aggregate, 10% of my liquid net worth. For purposes of this recommendation, liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

CURRENT FORM AS OF 9/9/15 VERSION C

## 8g. Subscriber Acknowledgements & Signatures for UDF V, continued

____Owner ____Co-Owner **New Mexico residents only:** This investment, when added to my investments in affiliates of the fund and similar direct participation programs, does not exceed 10% of my liquid net worth.

____Owner ____Co-Owner **North Dakota residents only:** This investment does not exceed 10% of my net worth.

____Owner ____Co-Owner **Pennsylvania residents only:** This investment does not exceed 10% of my net worth (exclusive of home, home furnishings and automobiles).

## 8h. Subscriber Acknowledgements & Signatures for BDCA II

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following:
(you must initial ALL appropriate representations below)

____Owner ____Co-Owner Represents that I (we) either: (i) have a net worth (excluding home, home furnishings and automobiles) of at least $70,000 and gross income of at least $70,000; or (ii) have a net worth (excluding home, home furnishings and automobiles) of at least $250,000; or such higher suitability as may be required by certain states and set forth in the "Investor Suitability Standards" section of the applicable Prospectus and in this Subscription Agreement. In the case of sales to fiduciary accounts, suitability standards must be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds for the purchase of the Shares.

____Owner ____Co-Owner I/we acknowledge receipt of the final Prospectus of BDCA II, not less than five (5) business days prior to the signing of this Subscription Agreement.

____Owner ____Co-Owner I/We am/are purchasing shares for my/our own account.

____Owner ____Co-Owner I/We acknowledge that shares are not liquid.

____Owner ____Co-Owner If an affiliate of BDCA II, I/we represent that the shares are being purchased for investment purposes only and not for immediate resale.

____Owner ____Co-Owner **California residents only:** Investors must have either (a) a net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a minimum net worth of at least $120,000. In addition, the state of California requires that each investor in California cannot invest more than 10% of his or her net worth in BDCA II.

____Owner ____Co-Owner **Idaho residents only:** Investors who reside in the state of Idaho must have either (a) a liquid net worth of at least $85,000 and an annual gross income of at least $85,000 or (b) a liquid net worth of at least $300,000. Additionally, an investor's total investment in BDCA II shall not exceed 10% of his or her liquid net worth. (The calculation of liquid net worth shall include only cash plus cash equivalents. Cash equivalents include assets that may be convertible to cash within one year.)

____Owner ____Co-Owner **Iowa residents only:** Investors who reside in the state of Iowa must have either (i) a minimum liquid net worth of $100,000 and an annual gross income of $70,000 or (ii) a minimum liquid net worth of $350,000. The investor's maximum investment in [BDCA II][us] cannot exceed 10% of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Kansas residents only:** In addition to the general suitability requirements described above, it is recommended that investors should invest no more than 10% of their liquid net worth, in the aggregate, in BDCA II and securities of other business development companies. "Liquid net worth" is defined as that portion of net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Maine residents only:** The Maine Office of Securities recommends that an investor's aggregate investment in BDCA II and similar non-traded business development companies not exceed 10% of the investor's liquid net worth. For this purpose "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **New Mexico residents only:** An investor must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. A New Mexico investor's aggregate investment in BDCA II, its affiliates and in other non-traded business development companies may not exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **North Dakota residents only:** North Dakota investors must represent that, in addition to the stated income and net worth standards, they have a net worth of at least ten times their investment in BDCA II.

____Owner ____Co-Owner **Ohio residents only:** An investor must have either (a) a minimum net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a net worth of at least $70,000. An Ohio investor's aggregate investment in BDCA II, shares of its affiliates and in other non-traded business development programs may not exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Oklahoma residents only:** Oklahoma investors must have either (i) a minimum annual gross income of $100,000 and a minimum net worth of $100,000 or (ii) a minimum net worth of $250,000, exclusive of home, home furnishings and automobiles. An Oklahoma investor's maximum investment in BDCA II's securities may not exceed 10% of his or her liquid net worth. "Liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

CURRENT FORM AS OF 9/9/15 VERSION C

## 8h. Subscriber Acknowledgements & Signatures for BDCA II, continued

____Owner ____Co-Owner **Texas residents only:** An investor must have had, during the last tax year, or estimate that the investor will have during the current tax year, (a) a minimum net worth of $100,000 and a minimum annual gross income of $100,000, or (b) a minimum net worth of $250,000. The investor's maximum investment in the BDCA II offering shall not exceed 10% of the investor's liquid net worth (exclusive of home, home furnishings and automobiles).

____Owner ____Co-Owner **Vermont residents only:** Accredited investors in Vermont, as defined in 17 C.F.R. 9230.501, may invest freely in BDCA II offering. In addition to the suitability standards described above, non-accredited Vermont investors may not purchase an amount in BDCA II offering that exceeds 10% of the investor's liquid net worth. For these purposes, '"liquid net worth" is defined as an investors total assets (not including home, home furnishings, or automobiles) minus total liabilities.

## 8i. Subscriber Acknowledgements & Signatures for RPT

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)

____Owner ____Co-Owner I/we have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I/we meet the higher net worth and gross income requirements imposed by my/our state of primary residence as set forth in the Prospectus under "Suitability Standards." In addition, not more than 10% of my net worth will be invested in shares of RPT, with net worth being defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner I/we have received the final Prospectus of RPT at least five (5) business days before signing the Subscription Agreement. I/we acknowledge that after the end of each business day following the escrow period, I/we can access the NAV per share for each class of shares through RPT's website and toll-free automated telephone line.

____Owner ____Co-Owner I/we acknowledge that there is no public market for the shares and, thus, my/our investment in shares is not liquid.

____Owner ____Co-Owner I/we am/are purchasing the shares for the account referenced above.

____Owner ____Co-Owner I/we acknowledge that I/we will not be admitted as a stockholder until my/our investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

____Owner ____Co-Owner **Iowa residents only:** It is recommended by the office of the Iowa Securities Bureau that Iowa investors limit their aggregate investment in us and other non-traded real estate investment trusts to not more than 10% of their liquid net worth, with liquid net worth being defined as that portion of total net worth that consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Kansas residents only:** In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that purchasers residing in Kansas limit their aggregate investment in the securities of RPT and other non-traded real estate investment trusts to not more than 10% of their liquid net worth, with liquid net worth being defined as that portion of total net worth that consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **New Mexico residents only:** In addition to the suitability standards noted above, purchasers residing in New Mexico may not invest more than 10% of their liquid net worth in RPT's shares, shares of RPT's affiliates and other non-traded real estate programs, with liquid net worth being defined as that portion of net worth that is comprised of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Ohio residents only:** In addition to the suitability standards noted above, purchasers residing in Ohio may not invest more than 10% of their liquid net worth in RPT's shares, shares of RPT's affiliates and other non-traded real estate investment programs, with liquid net worth being defined as that portion of net worth that is comprised of cash, cash equivalents and readily marketable securities (less liabilities).

## 8j. Subscriber Acknowledgements & Signatures for CVMC REIT II

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)

____Owner ____Co-Owner I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under "Suitability Standards." I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

____Owner ____Co-Owner I/we have received the final Prospectus of CVMC REIT II at least five (5) business days before signing the Subscription Agreement.

____Owner ____Co-Owner I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

____Owner ____Co-Owner I/we am/are purchasing the shares for the account referenced above.

____Owner ____Co-Owner I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

CURRENT FORM AS OF 9/9/15 VERSION C

## 8j. Subscriber Acknowledgements & Signatures for CVMC REIT II, continued

____Owner ____Co-Owner **Iowa:** In addition to the general suitability standards listed above, an Iowa investor must have either (a) a minimum net worth of $300,000 (exclusive of home, auto and furnishings) or (b) a minimum annual income of $70,000 and a net worth of $100,000 (exclusive of home, auto and furnishings). In addition, Iowa recommends that an investor's total investment in this offering or any of its affiliates and any other non exchange traded REIT, not exceed 10% of the Iowa resident's liquid net worth. "Liquid net worth" for purposes of this investment shall consist of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Kansas:** It is recommended by the Office of the Securities Commissioner of Kansas that investors limit their aggregate investment in our securities and the securities of other non-traded real estate investment trusts to not more than 10% of their liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents, and readily marketable securities, as determined in conformity with Generally Acceptable Accounting Principles.

____Owner ____Co-Owner **Maine:** In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor's aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

____Owner ____Co-Owner **Missouri:** In addition to the general suitability requirements listed above, no more than ten percent (10%) of any investor's liquid net worth shall be invested in the securities registered by the Issuer for this offering with the Securities Division.

____Owner ____Co-Owner **New Mexico:** In addition to the general suitability standards listed above, a New Mexico investor may not invest more than 10% of their liquid net worth in us, our affiliates and other non-traded real estate investment programs.

____Owner ____Co-Owner **North Dakota:** North Dakota investors must represent that, in addition to the stated net income and net worth standards, they have a net worth of at least ten times their investment in us.

____Owner ____Co-Owner **Ohio:** It shall be unsuitable for an Ohio investor's aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded real estate investment trusts to exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" shall be defined as that portion of net worth (total assets exclusive of primary residence, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

## 8k. Subscriber Acknowledgements & Signatures for SIC

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)

____Owner ____Co-Owner I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under "Suitability Standards." I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

____Owner ____Co-Owner I/we have received the final Prospectus of SIC at least five (5) business days before signing the Subscription Agreement.

____Owner ____Co-Owner I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

____Owner ____Co-Owner I/we am/are purchasing the shares for the account referenced above.

____Owner ____Co-Owner I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

____Owner ____Co-Owner **California:** In addition to the suitability standards noted above, a California investor's total investment in us shall not exceed 10% of his or her net worth.

____Owner ____Co-Owner **Iowa:** In addition to the suitability standards noted above, an Iowa investor's total investment in us shall not exceed 10% of his or her liquid net worth. Liquid net worth is that portion of an investor's net worth that consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Kansas:** In addition to the suitability standards noted above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Maine:** In addition to the suitability standards noted above, the Maine Office of Securities recommends that an investor's aggregate investment in this offering and similar direct participation investments not exceed 10% of the investor's liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.

____Owner ____Co-Owner **New Mexico:** In addition to the suitability standards noted above, a New Mexico resident's investment should not exceed 10% of his or her liquid net worth in this and other non-traded business development companies. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

CURRENT FORM AS OF 9/9/15 VERSION C

## 8k. Subscriber Acknowledgements & Signatures for SIC, continued

____Owner ____Co-Owner **North Dakota:** In addition to the suitability standards noted above, North Dakota requires that shares mayonly be sold to residents of North Dakota that represent they have a net worth of at least ten times their investment in the issuer and its affiliates and that they meet one of the established suitability standards.

____Owner ____Co-Owner **Oklahoma:** In addition to the suitability standards noted above, an Oklahoma investor must limit his or her investment in SIC to 10% of his or her net worth (excluding home, furnishings, and automobiles.)

____Owner ____Co-Owner **Ohio:** In addition to the suitability standards noted above, it shall be unsuitable for an Ohio investor's aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development programs to exceed ten percent (10%) of his or her liquid net worth. "Liquid net worth" shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

____Owner ____Co-Owner **Texas:** In addition to the suitability standards noted above, Texas residents purchasing shares (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in us. For Texas residents, "net worth" does not include the value of one's home, home furnishings or automobiles.

## 8l. Subscriber Acknowledgements & Signatures for TGIF

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following: (you must initial ALL appropriate representations below)

____Owner ____Co-Owner I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under "Suitability Standards." I (we) will not purchase additional units unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

____Owner ____Co-Owner I/we have received the final Prospectus of TGIF at least five (5) business days before signing the Subscription Agreement. In addition, I (we) acknowledge that from time to time following the escrow period, the purchase price per unit may change and I (we) can access this information through TGIF's website.

____Owner ____Co-Owner I (we) acknowledge that there is no public market for the units and, thus, my investment in units is not liquid.

____Owner ____Co-Owner I/we am/are purchasing the units for the account referenced above.

____Owner ____Co-Owner I (we) acknowledge that I (we) will not be admitted as a unitholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the units.

____Owner ____Co-Owner **California:** In addition to the minimum suitability standards described above, a California investor must have either: (i) a minimum net worth of $350,000 (exclusive of home, auto and furnishings); or (ii) a minimum annual gross income of $85,000 and a net worth of $150,000 (exclusive of home, auto and furnishings). In addition, a California investor's maximum investment in the issuer may not exceed 10% of such investor's net worth.

____Owner ____Co-Owner **Iowa:** In addition to the minimum suitability standards described above, the state of Iowa requires that each Iowa investor limit his or her investment in the issuer to a maximum of 10% of his or her liquid net worth, which is defined as cash and/or cash equivalents.

____Owner ____Co-Owner **Kansas:** In addition to the minimum suitability standards described above, it is recommended by the Office of the Kansas Securities Commissioner that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in the issuer and other non-traded business development companies. Liquid net worth is defined as that portion of total net worth (total assets minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities, as determined in conformity with GAAP.

____Owner ____Co-Owner **Maine:** In addition to the minimum suitability requirements, it is recommended that Maine investors limit their investment in the issuer and in the securities of similar programs to not more than 10% of their liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **New Mexico:** In addition to the minimum suitability standards described above, a New Mexico investor's maximum investment in the issuer may not exceed 10% of such investor's liquid net worth.

____Owner ____Co-Owner **North Dakota:** In addition to the minimum suitability standards described above, North Dakota investors must represent that, in addition to the standards listed above, they have a net worth of at least ten times their investment in the issuer.

____Owner ____Co-Owner **Ohio:** In addition to the minimum suitability standards described above, an Ohio investor must have a liquid net worth of at least ten times such Ohio resident's investment in the issuer, the issuer's affiliates and in other non-traded business development companies. Liquid net worth is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.

CURRENT FORM AS OF 9/9/15 VERSION C

## 8l. Subscriber Acknowledgements & Signatures for TGIF, continued

____Owner ____Co-Owner **Oklahoma:** In addition to the minimum suitability standards described above, an Oklahoma resident's investment in the issuer must not exceed ten percent (10%) of their liquid net worth.

____Owner ____Co-Owner **Texas:** Texas residents purchasing units (i) must have either (a) an annual gross income of at least $100,000 and a net worth of at least $100,000, or (b) a net worth of at least $250,000; and (ii) may not invest more than 10% of their net worth in the issuer, the issuer's affiliates and in other non-traded business development companies. For Texas residents, "net worth" does not include the value of one's home, home furnishings or automobiles.

## 8m. Subscriber Acknowledgements & Signatures for GREC

The undersigned (or in the case of fiduciary accounts, the person authorized to sign on each subscriber's behalf ) further acknowledges and/or represents the following:
(you must initial ALL appropriate representations below)

____Owner ____Co-Owner I (we) have (i) a minimum net worth (exclusive of home, home furnishings and personal automobiles) of at least $250,000 or (ii) a minimum net worth (as previously described) of at least $70,000 and a minimum annual gross income of at least $70,000, and, if applicable, I meet the higher net worth and gross income requirements imposed by my (our) state of primary residence as set forth in the Prospectus under "Suitability Standards." I (we) will not purchase additional shares unless I (we) meet the applicable suitability requirements set forth in the Prospectus at the time of purchase.

____Owner ____Co-Owner I/we have received the final Prospectus of GREC at least five (5) business days before signing the Subscription Agreement.

____Owner ____Co-Owner I (we) acknowledge that there is no public market for the shares and, thus, my investment in shares is not liquid.

____Owner ____Co-Owner I/we am/are purchasing the shares for the account referenced above.

____Owner ____Co-Owner I (we) acknowledge that I (we) will not be admitted as a stockholder until my (our) investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

____Owner ____Co-Owner **California:** In addition to the minimum suitability standards listed above, a California investor's maximum investment in the Issuer may not exceed 10% of such investor's net worth.

____Owner ____Co-Owner **Iowa:** In addition to the minimum suitability standards described above, the state of Iowa requires thateach Iowa investor limit his or her investment in the Issuer to a maximum of 10% of his or her liquid networth, which is defined as cash or cash equivalents. An Iowa investor must have either (i) a net worth (notincluding home, furnishings and personal automobiles) of $100,000 and an annual gross income of atleast $100,000 or (ii) a net worth of at least $350,000 (not including home, furnishings and personal automobiles).

____Owner ____Co-Owner **Kansas:** In addition to the minimum suitability standards described above, it is recommended by the Officeof the Securities Commissioner that Kansas investors limit their aggregate investment in our securities andother non-traded business development companies to no more than 10% of their liquid net worth. For thesepurposes, liquid net worth shall be defined as that portion of total net worth (total assets nus liabilities) thatis comprised of cash, cash equivalents and readily marketable securities, as determined in conformity withgenerally accepted accounting principles.

____Owner ____Co-Owner **Maine:** In addition to the minimum suitability standards described above, it is recommended that Maine investors limit their investment in us and in the securities of similar programs to not more than 10% of their liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

____Owner ____Co-Owner **Michigan:** It is recommended by the Michigan Securities Division that Michigan citizens not invest more than 10% of their liquid net worth in the shares. Liquid net worth is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities that may be converted into cash within one year.

____Owner ____Co-Owner **New Mexico:** In addition to the minimum suitability standards described above, an investment by a New Mexico resident may not exceed ten percent (10%) of the New Mexico resident's liquid net worth in us, our affiliates and other similar non-traded direct participation programs.

____Owner ____Co-Owner **North Dakota:** In addition to the minimum suitability standards described above, North Dakota investors must represent that they have a net worth of at least ten times their investment in us.

____Owner ____Co-Owner **Oklahoma:** In addition to the minimum suitability standards described above, an investment by Oklahoma investors should not exceed 10% of their net worth (not including home, home furnishings and automobiles).

CURRENT FORM AS OF 9/9/15 VERSION C

## 8n. Subscriber Acknowledgements & Signatures

Please check all funds applicable.

- ☐ AERP
- ☐ ARC Global II
- ☐ ARC HT III
- ☐ ARC Hospitality
- ☐ CVMC REIT II
- ☐ GREC
- ☐ Grocery Center REIT II
- ☐ RFT
- ☐ RPT
- ☐ SIC
- ☐ TGIF
- ☐ UDF V
- ☐ BDCA II

*WE INTEND TO ASSERT THE FOREGOING REPRESENTATION AS A DEFENSE IN ANY SUBSEQUENT LITIGATION WHERE SUCH ASSERTION WOULD BE RELEVANT. AS USED ABOVE, THE SINGULAR INCLUDES THE PLURAL IN ALL RESPECTS IF SHARES AND/OR UNITS ARE BEING ACQUIRED BY MORE THAN ONE PERSON. THIS MULTI-OFFERING SUBSCRIPTION AGREEMENT AND ALL RIGHTS THEREUNDER SHALL BE GOVERNED BY, AND INTERPRETED IN ACCORDANCE WITH, THE LAWS OF THE STATE OF NEW YORK WITHOUT GIVING EFFECT TO THE PRINCIPLES OF CONFLICT OF LAWS. BY EXECUTING THIS MULTI-OFFERING SUBSCRIPTION AGREEMENT, THE SUBSCRIBER HEREBY DECLARES THE INFORMATION SUPPLIED ABOVE IS TRUE AND CORRECT AND MAY BE RELIED UPON BY EACH ISSUER IN CONNECTION WITH THE SUBSCRIBER'S INVESTMENT IN SUCH ISSUER.*

*THE SUBSCRIBER DOES NOT WAIVE ANY RIGHTS IT MAY HAVE UNDER THE SECURITIES ACT OF 1933, THE SECURITIES EXCHANGE ACT OF 1934 OR ANY STATE SECURITIES LAW BY EXECUTING THIS MULTI-OFFERING SUBSCRIPTION AGREEMENT. A SALE OF SHARES AND/OR UNITS MAY NOT BE COMPLETED UNTIL THE SUBSCRIBER HAS BEEN IN RECEIPT OF THE FINAL PROSPECTUS FOR EACH OFFERING (AT LEAST FIVE (5) BUSINESS DAYS).*

*THE SUBSCRIBER WILL NOT BE ADMITTED AS A STOCKHOLDER OF THE APPLICABLE ISSUER UNTIL THIS SUBSCRIPTION AGREEMENT HAS BEEN ACCEPTED BY SUCH ISSUER. SUCH ISSUER MAY REJECT ANY SUBSCRIPTION, IN WHOLE OR IN PART, IN ITS SOLE DISCRETION, SO LONG AS SUCH PARTIAL ACCEPTANCE OR REJECTION DOES NOT RESULT IN AN INVESTMENT OF LESS THAN THE MINIMUM AMOUNT SPECIFIED IN THE PROSPECTUS. SUBSCRIPTIONS WILL BE ACCEPTED OR REJECTED WITHIN 30 DAYS OF THEIR RECEIPT. EACH ISSUER WILL ACCEPT GROUPS OF SUBSCRIPTIONS ON AN ORDERLY BASIS NO LESS FREQUENTLY THAN MONTHLY, SUBJECT TO THE TERMS OF THE APPLICABLE CURRENT PROSPECTUS. IF AN ISSUER REJECTS THE SUBSCRIBER'S SUBSCRIPTION, THE PURCHASE PRICE WILL BE RETURNED TO THE SUBSCRIBER WITHIN TEN (10) BUSINESS DAYS AFTER THE REJECTION OF THE SUBSCRIPTION. IF THE SUBSCRIBER'S SUBSCRIPTION IS ACCEPTED, THE SUBSCRIBER WILL BE SENT A CONFIRMATION OF ITS PURCHASE AFTER THE SUBSCRIBER HAS BEEN ADMITTED AS A STOCKHOLDER.*

### FOR SIC INVESTORS ONLY

***BY SIGNING BELOW, YOU ALSO ACKNOWLEDGE THAT:***

- *YOU DO NOT EXPECT TO BE ABLE TO SELL YOUR SHARES REGARDLESS OF HOW WE PERFORM.*
- *IF YOU ARE ABLE TO SELL YOUR SHARES, YOU WILL LIKELY RECEIVE LESS THAN YOUR PURCHASE PRICE.*
- *WE DO NOT INTEND TO LIST OUR SHARES ON ANY SECURITIES EXCHANGE DURING OR FOR WHAT MAY BE A SIGNIFICANT TIME AFTER THE OFFERING PERIOD, AND WE DO NOT EXPECT A SECONDARY MARKET IN THE SHARES TO DEVELOP.*
- *BEGINNING THE SECOND QUARTER OF 2013, WE INTEND TO IMPLEMENT A SHARE REPURCHASE PROGRAM, BUT ONLY A LIMITED NUMBER OF SHARES ARE ELIGIBLE FOR REPURCHASE BY US. IN ADDITION, ANY SUCH REPURCHASES WILL BE AT A PRICE EQUAL TO OUR MOST RECENTLY DISCLOSED NET ASSET VALUE PER SHARE IMMEDIATELY PRIOR TO THE DATE OF REPURCHASE.*
- *YOU MAY NOT HAVE ACCESS TO THE MONEY YOU INVEST FOR AN INDEFINITE PERIOD OF TIME.*
- *AN INVESTMENT IN OUR SHARES IS NOT SUITABLE FOR YOU IF YOU NEED ACCESS TO THE MONEY YOU INVEST.*
- *BECAUSE YOU WILL BE UNABLE TO SELL YOUR SHARES, YOU WILL BE UNABLE TO REDUCE YOUR EXPOSURE IN ANY MARKET DOWN TURN.*
- *DISTRIBUTIONS MAY BE FUNDED FROM OFFERING PROCEEDS OR BORROWINGS, WHICH MAY CONSTITUTE A RETURN OF CAPITAL AND REDUCE THE AMOUNT OF CAPITAL AVAILABLE TO US FOR INVESTMENT. ANY CAPITAL RETURNED TO STOCKHOLDERS THROUGH DISTRIBUTIONS WILL BE DISTRIBUTED AFTER PAYMENT OF FEES AND EXPENSES.*
- *PREVIOUS DISTRIBUTIONS TO STOCKHOLDERS WERE FUNDED FROM TEMPORARY FEE REDUCTIONS THAT ARE SUBJECT TO REPAYMENT TO OUR ADVISER. THESE DISTRIBUTIONS WERE NOT BASED ON OUR INVESTMENT PERFORMANCE AND MAY NOT CONTINUE IN THE FUTURE. IF OUR ADVISER HAD NOT AGREED TO MAKE EXPENSE SUPPORT PAYMENTS, THESE DISTRIBUTIONS WOULD HAVE COME FROM YOUR PAID IN CAPITAL. THE REIMBURSEMENT OF THESE PAYMENTS OWED TO OUR ADVISER WILL REDUCE THE FUTURE DISTRIBUTIONS TO WHICH YOU WOULD OTHERWISE BE ENTITLED.*

### FOR RPT INVESTORS ONLY

☐ *PLEASE CHECK THIS BOX **ONLY** IF YOU ARE SUBJECT TO BACKUP WITHHOLDING. PLEASE INCLUDE A COPY OF THE NOTIFICATION LETTER YOU RECEIVED FROM THE IRS.*

### FOR UDF V INVESTORS ONLY

***BY SIGNING BELOW, YOU ALSO ACKNOWLEDGE THAT:***

- *IF YOU PROVIDE PAYMENT THAT IN THE AGGREGATE DIFFERS FROM THE PAYMENT REQUIRED TO PURCHASE THE NUMBER OF SHARES INDICATED IN THIS MULTI-OFFERING SUBSCRIPTION AGREEMENT OR IF YOUR CALCULATIONS OF THE SHARES TO BE PURCHASED WITH THE AMOUNT ACTUALLY SUBMITTED IS INCORRECT, YOUR SUBSCRIPTION WILL BE AUTOMATICALLY DEEMED A SUBSCRIPTION FOR THE MAXIMUM NUMBER OF SHARES THAT MAY BE PURCHASED FOR SUCH AMOUNT.*
- *DISTRIBUTIONS MAY BE FUNDED FROM BORROWINGS, OFFERING PROCEEDS, OR PROCEEDS FROM THE SALE OF ASSETS, WHICH MAY CONSTITUTE A RETURN OF CAPITAL AND SIGNIFICANTLY REDUCE THE AMOUNT OF CAPITAL AVAILABLE FOR INVESTMENT BY UDF V. ANY CAPITAL RETURNED TO INVESTORS THROUGH DISTRIBUTIONS WILL BE RETURNED AFTER CERTAIN FEES AND EXPENSES ARE PAID TO THE SPONSOR OF THE UDF V OFFERING OR ITS AFFILIATES.*

---

**IMPORTANT:** The investor must go to Section 9 and complete the attached Substitute Form W-9 in its entirety in order for the Subscription Agreement to be considered valid for review.

### IN ORDER TO HAVE THIS AGREEMENT EXECUTED, THE INVESTOR(S) MUST SIGN THIS SECTION

For the selected funds above, if the investor signing below is acquiring the shares and/or units through an IRA or will otherwise beneficially hold the shares and/or units through a Custodian or Trustee, the investor also authorizes the Investment Program(s) indicated in Section 1 to receive (on behalf of the investor) authorization for the investor to act as proxy for the Custodian or Trustee. This authorization coupled with the Custodian or Trustee authorization below is intended to permit the investor to vote his or her shares and/or units even though the investor is not the record holder of the shares and/or units. Signing Section 8n will not constitute an execution of this Multi-Offering Subscription Agreement.

Owner Signature ______________________ Date ____________

Co-Owner Signature (If applicable) ______________________ Date ____________

### FOR AUTHORIZED REPRESENTATIVE OF CUSTODIAN USE ONLY

Signature of Custodian(s) or Trustee(s): By signing this Multi-Offering Subscription Agreement, the Custodian authorizes the investor to vote the number of shares and/or units of the Investment Program(s) indicated in Section 1 that are beneficially owned by the investor as reflected on the records of each said offering as of the applicable record date at any meeting of the stockholders and/or unitholders of each said offering. This authorization shall remain in place until revoked in writing by the Custodian. The Investment Program(s) indicated in Section 1 are hereby authorized to notify the investor of his or her right to vote consistent with this authorization.

Authorized Signature (Custodian or Trustee) ______________________ Date ____________

CURRENT FORM AS OF 9/9/15 VERSION C

## 9. Substitute Form W-9 - ALL U.S. Taxpayers Must Sign

**SUBSTITUTE FORM W-9** (IRS Form W-9)(Rev. 12-2014)

*See Guidelines for Certification of Taxpayer Identification Number on Substitute Form W-9 (the "guidelines") in Section 9 of the attached Investor Instructions to this Multi-Offering Subscription Agreement for the guidelines on how to complete the Substitute Form W-9.*

### Certification

To prevent backup withholding on any payment made to a stockholder with respect to subscription proceeds held in escrow, the stockholder is generally required to provide a current TIN (or the TIN of any other payee) and certain other information by completing the form below, certifying that (a) the TIN provided on Substitute Form W-9 is correct (or that such investor is awaiting a TIN), (b) the investor is a U.S. person, (c) the investor is not subject to backup withholding because (i) the investor is exempt from backup withholding, (ii) the investor has not been notified by the Internal Revenue Service ("IRS") that the investor is subject to backup withholding as a result of failure to report all interests or dividends or (iii) the IRS has notified the investor that the investor is no longer subject to backup withholding and (d) the FATCA code(s) provided on Substitute Form W-9 (if any) is correct. If a TIN is not provided by the time any payment is made in connection with the proceeds held in escrow, 28% of all such payments will be withheld until a TIN is provided and if a TIN is not provided within 60 days, such withheld amounts will be paid over to the IRS.

Name

(if in joint names, list first and circle the name of the person or entity whose number you enter in Part I as provided in the Guidelines)

Business Name

(Sole proprietors, see the instructions in the Guidelines)

Check appropriate box:

☐ Individual/Sole Proprietor or Single-Member LLC ☐ C Corporation ☐ S Corporation ☐ Partnership

☐ Trust/Estate ☐ Limited Liability Company ☐ Enter the tax classification (C= C Corporation, S= S Corporation, P= Partnership) ___________

☐ Other

Exempt payee code (If any)

Exemption from FATCA reporting code (If any)
(Applies to accounts maintained outside the U.S.)

Address

Enter your TIN in the appropriate box below. (For most individuals, this is your social security number. If you do not have a TIN, write "Applied For" in the appropriate space below and see Obtaining a Number in the Guidelines). Certify by signing and dating below.

Social Security Number OR Employer Identification Number

**Under penalties of perjury, I certify that:**

1.The number shown on this form is my correct taxpayer identification number, and

2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by IRS that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and

3. I am a U.S. citizen or other U.S. person (as defined in the Guidelines), and

4. The FATCA code(s) entered on this form (if any) indicating I am exempt from FATCA reporting is correct.

**Certification instructions.** You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature of Investor

Print Name Date

## Power of Attorney - (AERP Only)

Each limited partner and each person who acquires a unit from a unit holder, by accepting the unit, automatically grants to our general partner and, if appointed, a liquidator, a power of attorney to, among other things, execute and file documents required for our qualification, continuance or dissolution. The power of attorney also grants our general partner the authority to amend, and to make consents and waivers under, our Partnership Agreement.

Owner Signature ______________________________

Co-Owner Signature (if applicable) ______________________________

CURRENT FORM AS OF 9/9/15 VERSION C

## 10. Check Instructions

**For Non-Custodial Accounts:** Please mail a completed original Subscription Agreement along with a check and the appropriate documents outlined in Sections 1 and 2 of this Subscription Agreement, to the appropriate address as outlined in Section 10a.

**For Custodial Accounts:** Please mail a completed original Subscription Agreement directly to the custodian, along with your check and the appropriate documents outlined in Sections 1 and 2 of this Subscription Agreement.

**PLEASE NOTE:** Only original, completed copies of the Multi-Offering Subscription Agreement can be accepted. We cannot accept photocopied or otherwise duplicated Multi-Offering Subscription Agreements.

- **American Realty Capital Global Trust II, Inc. Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "American Realty Capital Global Trust II, Inc." for the full purchase price, should be delivered to the address in Section 10a.

- **American Realty Capital Healthcare Trust III, Inc. Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "American Realty Capital Healthcare Trust III, Inc." for the full purchase price, should be delivered to the address in Section 10a.

  **American Realty Capital Healthcare Trust III, Inc. Investors in PA:** Until we have raised the minimum offering amount required in the state of Pennsylvania for investors, the Multi-Offering Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Escrow Agent for American Realty Capital Healthcare Trust III, Inc." for the full purchase price, should be delivered by your Broker-Dealer or Registered Investment Advisor, as applicable, to the UMB Bank address in Section 10a. Please refer to the "Notice to Residents of Pennsylvania Only" section of the Prospectus for additional information regarding the Pennsylvania escrow requirements.

- **Realty Finance Trust, Inc. Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "Realty Finance Trust, Inc." for the full purchase price, should be delivered to the address in Section 10a.

- **Phillips Edison Grocery Center REIT II, Inc. Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "Phillips Edison Grocery Center REIT II, Inc." for the full purchase price, should be delivered to the address in Section 10a.

- **American Realty Capital Hospitality Trust, Inc. Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "American Realty Capital Hospitality Trust, Inc." for the full purchase price, should be delivered to the address in Section 10a.

- **American Energy Capital Partners- Energy Recovery Program, LP Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "American Energy Capital Partners - Energy Recovery Program, LP" for the full purchase price, should be delivered to the address in Section 10a.

  **American Energy Capital Partners- Energy Recovery Program, LP Investors in PA:** Until we have raised the minimum offering amount required in the state of Pennsylvania for investors, the Multi-Offering Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Escrow Agent for American Energy Capital Partners - Energy Recovery Program, LP" for the full purchase price, should be delivered by your Broker-Dealer or Registered Investment Advisor, as applicable, to the UMB Bank address in Section 10a. Please refer to the "Notice to Residents of Pennsylvania Only" section of the Prospectus for additional information regarding the Pennsylvania escrow requirements.

- **United Development Funding Income Fund V Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "United Development Funding Income Fund V" for the full purchase price, should be delivered to the address in Section 10a.

- **Business Development Corporation of America II Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "Business Development Corporation of America II" for the full purchase price, should be delivered to the address in Section 10a.

- **RREEF Property Trust, Inc. Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "RREEF Property Trust, Inc." for the full purchase price, should be delivered to the address in Section 10a.

  **RREEF Property Trust, Inc. Investors in PA:** Until we have raised the minimum offering amount required in the state of Pennsylvania for investors, the Multi-Offering Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Escrow Agent for RREEF Property Trust" for the full purchase price, should be delivered by your Broker-Dealer or Registered Investment Advisor, as applicable, to the UMB Bank address in Section 10a. Please refer to the "Notice to Residents of Pennsylvania Only" section of the Prospectus for additional information regarding the Pennsylvania escrow requirements.

- **Carter Validus Mission Critical REIT II, Inc. Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "Carter Validus Mission Critical REIT II, Inc." for the full purchase price, should be delivered to the address in Section 10a.

- **Sierra Income Corporation Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "Sierra Income Corporation" for the full purchase price, should be delivered to the address in Section 10a.

- **TriLinc Global Impact Fund Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "TriLinc Global Impact Fund" for the full purchase price, should be delivered to the address in Section 10a.

- **Greenbacker Renewable Energy Company Investors:** The Multi-Offering Subscription Agreement, together with a check made payable to "Greenbacker Renewable Energy Company" for the full purchase price, should be delivered to the address in Section 10a.

  **Greenbacker Renewable Energy Company Investors in PA:** Until we have raised the minimum offering amount required in the state of Pennsylvania for investors, the Multi-Offering Subscription Agreement, together with a check made payable to "UMB Bank, N.A., as Escrow Agent for Greenbacker Renewable Energy Company" for the full purchase price, should be delivered by your Broker-Dealer or Registered Investment Advisor, as applicable, to the UMB Bank address in Section 10a. Please refer to the "Notice to Residents of Pennsylvania Only" section of the Prospectus for additional information regarding the Pennsylvania escrow requirements.

CURRENT FORM AS OF 9/9/15 VERSION C

## 10a. Mailing Addresses

### For ARC Global II and/or ARC HT III (except in PA) and/or BDCA II and/or RFT and/or Grocery Center REIT II and/or ARC Hospitality and/or AERP (except in PA)

**Regular & Overnight Mail**
c/o American National Stock Transfer, LLC
430 W. 7th Street
Kansas City, MO 64105-1407

### For UDF V

**Regular Mail**
United Development Funding Income Fund V
c/o DST Systems, Inc.
P.O. Box 219096
Kansas City, MO 64121-9096

**Overnight Mail**
United Development Funding Income Fund V
c/o DST Systems, Inc.
430 West 7th Street
Kansas City, MO 64105

### For RPT (except in PA) and/or CVMC REIT II and/or SIC and/or TGIF and/or GREC (except in PA)

**Regular Mail**
Investment Processing Department
c/o DST Systems, Inc.
PO BOX 219731
Kansas City, MO 64121-9731

**Overnight Mail**
Investment Processing Department
c/o DST Systems, Inc.
430 W. 7th Street
Kansas City, MO 64105-1407

### For ARC HT III and/or RPT and/or GREC and/or AERP in PA
***(before escrow requirements are met)***

**American Realty Capital Healthcare Trust III, Inc.**
c/o UMB Bank, N.A., as Escrow Agent
ATTN: Lara L. Stevens
Corporate Trust & Escrow Services
1010 Grand Blvd, 4th Floor
Kansas City, MO 64106
Phone: (816) 860-3017

**American Energy Capital Partners – Energy Recovery Program, LP**
c/o UMB Bank, N.A., as Escrow Agent
ATTN: Lara L. Stevens
Corporate Trust & Escrow Services
1010 Grand Blvd, 4th Floor
Kansas City, MO 64106
Phone: (816) 860-3017

**RREEF Property Trust**
c/o UMB Bank, N.A., as Escrow Agent
ATTN: Lara L. Stevens
Corporate Trust & Escrow Services
1010 Grand Blvd, 4th Floor
Kansas City, MO 64106
Phone: (816) 860-3017

**Greenbacker Renewable Energy Company**
c/o UMB Bank, N.A., as Escrow Agent
ATTN: Lara L. Stevens
Corporate Trust & Escrow Services
1010 Grand Blvd, 4th Floor
Kansas City, MO 64106
Phone: (816) 860-3017

***Should you have any questions or concerns and require customer service to handle your request or inquiry, please contact our transfer agent at:***

**For ARC Global II, ARC HT III, BDCA II, RFT, Grocery Center REIT II, ARC Hospitality or AERP:**

American National Stock Transfer, LLC
405 Park Avenue, 12th Floor, New York, NY 10022
Phone: (844) 276-1077

**For RPT, CVMC REIT II, SIC, TGIF or GREC:**

Investment Processing Department
c/o DST Systems, 430 W. 7th St., Kansas City, MO 64105
Phone: (888) 292-3178

**For UDF V:**

United Development Funding Income Fund V Investor Services
The United Development Funding Building
1301 Municipal Way, Suite 100
Grapevine, TX 76051
Phone: (817) 835-0650 or (800) 859-9338

**Investors in AL, AR, KY, MA, MD, NC, NE, NJ, OR and TN may not use this Multi-Offering Subscription Agreement to subscribe for shares and/or units of any offering described herein but instead should refer to the subscription agreement for each offering.**

## 1. Investment

**PLEASE NOTE: Money orders, traveler's checks, starter checks, foreign checks, counter checks, third-party checks or cash will not be accepted. Minimum Initial Investment is $2,000 for CVMC REIT II, SIC, TGIF & GREC. Minimum Initial Investment is $2,500 for RPT, ARC Global II, ARC HT III, BDCA II, RFT, Grocery Center REIT II, ARC Hospitality, AERP & UDF V. In no event shall any investment be less than $100. Minimum Initial Investment for for purchases through IRA or other qualified accounts is $1,000 for UDF V.**

## 1a-1d. Select a Share and/or Unit Class

## 2. Account Type - Check One Box Only

Please check the appropriate box to indicate the account type of the subscription.

** **Transfer on Death (TOD):** Investors who qualify may elect Transfer on Death (TOD) registration for such investment account. TOD registration is designed to give an owner/investor of securities the option of a nonprobate transfer at death of the assets held in the account by designating proposed beneficiary(ies) to receive the account assets upon the owner/investor's death. TOD registration is available only for owner(s)/investor(s) who are (i) a natural person or (ii) two natural persons holding the account as Tenants by the Entirety or (iii) two or more natural persons holding the account as Joint Tenants with Right of Survivorship or (iv) a married couple holding the account as community property with right of survivorship. The following forms of ownership are ineligible for TOD registration: Tenants in Common, community property without survivorship, non-natural account owners (i.e., entities such as corporations, trusts or partnerships), and investors who are not residents of a state that has adopted the Uniform Transfer on Death Security Registration Act.*

*Investors who are plan participants under a registered IRA, Keogh, Qualified Pension Plan or Qualified Profit Sharing Plan program may be eligible to purchase such investment through such accounts. No representations are made, and the offeror disclaims any responsibility or liability to the plan custodian, plan administrators, plan participants, investors, or beneficiaries thereof as to the tax ramifications of such investment, the suitability or eligibility of such investment under the respective plan, or that such Investment comports with ERISA, Internal Revenue Service or other governmental rules and regulations pertaining to such plan investments and rights thereunder. A separate private investment form or similar documentation from the Plan Custodian/ Administrator and plan participants/ investors is required for investment through these types of accounts.*

## 3. Enter Investment Title (ARC Global II, ARC HT III, BDCA II, RFT, Grocery Center REIT II, ARC Hospitality, AERP, UDF V, CVMC REIT II, SIC, TGIF & GREC Only)

## 4. Enter Investor Information (ARC Global II, ARC HT III, BDCA II, RFT, Grocery Center REIT II, ARC Hospitality, AERP, UDF V, CVMC REIT II, SIC, TGIF & GREC Only)

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account or person(s) authorized to effect transactions in an account. When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

You must include a permanent street address even if your mailing address is a P.O. Box. If the investment is to be held by joint owners you must provide the requested investor information for each joint owner.

## 5. Enter Individual or Joint Account Information (RPT Only)

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account or person(s) authorized to effect transactions in an account. When you open an account, we will ask for your name, address, date of birth and other information that will allow us to identify you. Some or all of this information will be used to verify the identity of all persons opening an account.

You must include a permanent street address even if your mailing address is a P.O. Box. If the investment is to be held by joint owners you must provide the requested investor information for each joint owner.

## 5a. Enter Entity Account Information (RPT Only)

**If you are establishing an account for a legal entity, please provide the most recent versions of the documents listed below. RPT reserves the right to require additional documents on future transactions.**

**Please note this is not an all-inclusive list of documents.**

**Trust:** Trust document (copy of the portion(s) of the trust document that shows the name of the trust, date of the trust, and the trustee name(s)) or certificate/affidavit of trust
**Corporation:** Articles of incorporation, certificate of incumbency or corporate by-laws
**Financial institution regulated by a federal regulator:** Registration certificate
**Guardianship/conservatorship:** Appointment of guardian/conservator certified within 60 days
**Partnership or sole proprietorship:** Most recent agreement or documentation showing the existence of a partnership or sole proprietorship
**Estate:** Appointment of executor(trix) certified within 60 days
**Bank regulated by a state bank regulator:** Registration certificate
**Publicly-traded company:** Please provide company's CUSIP number
**Retirement plan under ERISA:** Copy of plan document (If each participant is to have a separate account for the contributions, call us for special forms)

CURRENT FORM AS OF 9/9/15 VERSION C

## 5b. Enter UGMA/UTMA Account Information (RPT Only)

## 5c. Enter Retirement/Savings Plan Information (RPT Only)

## 6. Enter Third Party Custodian Information

If you would like to purchase shares and/or units through an IRA account, First Trust Retirement has agreed to act as IRA custodian for such purpose for each of CVMC REIT II and/or SIC and/or TGIF and/or GREC and/or RPT. In addition, Community National Bank has agreed to act as IRA custodian for purchases of SIC and/or TGIF and/or GREC and/or RPT only or for joint purchases with ARC Global II and/or ARC HT III and/or BDCA II and/or RFT and/or Grocery Center REIT II and/or ARC Hospitality and/or AERP and/or UDF V and/or CVMC REIT II; however, we do not require that you use our IRA custodian.

If you would like to establish a new IRA account with First Trust Retirement, CVMC REIT II and/or SIC and/or TGIF and/or GREC and/or RPT will pay the first-year annual IRA maintenance fees of such accounts with First Trust Retirement. If you would like to establish a new IRA account with Community National Bank, ARC Global II and/or ARC HT III and/or BDCA II and/or RFT and/or Grocery Center REIT II and/or ARC Hospitality and/or AERP and/or UDF V and/or CVMC REIT II will pay the first-year annual IRA maintenance fees of such accounts with Community National Bank. Thereafter, investors will be responsible for the annual IRA maintenance fees which are currently $25 per account per year. Further information about custodial services is available through your financial representative or our dealer manager.

## 6a. Enter Distribution Information

## 6b. Enter Broker-Dealer, Registered Investment Advisor and Financial Representative Information

**PLEASE NOTE: The broker-dealer or registered investment advisor must complete and sign this section of the Multi-Offering Subscription Agreement. All fields are mandatory.**

Required Representations: By signing Section 6b, the registered representative of the broker-dealer or registered investment advisor confirms on behalf of the broker-dealer that he or she:

- has reasonable grounds to believe the information and representations concerning the investor identified herein are true, correct, and complete in all respects;
- has discussed the investor's prospective purchase of shares and/or units with such investor;
- has advised such investor of all pertinent facts with regard to the lack of liquidity and marketability of the shares and/or units and other fundamental risks related to the investment in the shares and/or units, the restrictions on transfer of the shares and/or units and the risk that the investor could lose his or her entire investment in the shares and/or units;
- has delivered to the investor the Prospectus required to be delivered in connection with this subscription;
- has verified the identity of the investor through appropriate methods and will retain proof of such verification process as required by applicable law;
- has verified that the investor and the registered owner do not appear on the Office of Foreign Assets Control list of foreign nations, organizations and individuals subject to economic and trade sanctions;
- has reasonable grounds to believe the investor is purchasing these shares and/or units for the account referenced in Section 6, and
- has reasonable grounds to believe the purchase of shares and/or units is a suitable investment for such investor, and such investor meets the suitability standards applicable to the investor set forth in the Prospectus and such investor is in a financial position to enable the investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto.

In addition, the registered representative of the broker-dealer or registered investment advisor represents that he or she and the broker-dealer, (i) are duly licensed and may lawfully offer and sell the shares and/or units in the state where the investment was made and in the state designated as the investor's legal residence in Section 4 and/or 5; and (ii) agree to maintain records of the information used to determine that an investment in shares and/or units is suitable and appropriate for the investor for a period of six years.

**Net of Commission Purchase ("NOCP"):** NOCPs are available to registered associates and other employees of soliciting broker/dealers, the above referenced funds and their affiliates, participants in a wrap account or commission replacement account with approval for a discount by the broker/dealer, RIA, bank trust account, etc. Representatives will not receive selling commission. Refer to prospectus for details.

**RIA Submission:** Check this box to indicate whether submission is made through a Registered Investment Advisor (RIA) in its capacity as the RIA and not in its capacity as a Registered Representative, if applicable, whose agreement with the subscriber includes a fixed or "wrap" fee feature for advisory and related brokerage services. If an owner or principal or any member of the RIA firm is a FINRA licensed Registered Representative affiliated with a broker-dealer, the transaction should be completed through that brokerdealer, not through the RIA.

## 6c. Select Electronic Delivery (Optional)

## 7. Limited Liability Company Agreement (TGIF & GREC Only)

## 8a-m Subscriber Acknowledgements & Signatures

You must initial ALL appropriate representations for ALL funds applicable.

**IMPORTANT:** Please carefully read and separately initial each of the representations. Except in the case of fiduciary accounts, you may not grant any person a power of attorney to make such representations on your behalf.

CURRENT FORM AS OF 9/9/15 VERSION C

## 8n. Subscriber Acknowledgements & Signatures

Please check all funds applicable. By signing the Multi-Offering Subscription Agreement, you agree to provide the information in Section 8 - 8m of such Agreement and confirm the information is true and correct. If we are unable to verify your identity or that of another person authorized to act on your behalf or if we believe we have identified potential criminal activity, we reserve the right to take action as we deem appropriate, including, but not limited to, closing your account or refusing to establish your account.

## 9. Substitute Form W-9 - ALL U.S. Taxpayers Must Complete & Sign

Complete this section for Substitute Form W-9 - ALL U.S. Taxpayers Must Sign.

### Guidelines for Certification of Taxpayer Identification Number ("TIN") on Substitute Form W-9

**Definition of a U.S. Person** - For U.S. federal tax purposes, you are considered a U.S. person if you are:

- An individual who is a U.S. citizen or U.S. resident alien,
- A partnership, corporation, company or association created or organized in the United States or under the laws of the United States,
- An estate (other than a foreign estate), or
- A domestic trust (as defined in Treasury Regulations section 301.7701-7).

**What Number to Give the Requester** – Social Security numbers ('SSN') have nine digits separated by two hyphens: i.e., 000-00-0000. Employer identification numbers ("EIN') have nine digits separated by only one hyphen: i.e., 00-0000000. The table below will help determine the number to give the payer. All 'Section' references are to the Internal Revenue Code of 1986, as amended.

| For this type of account: | Give the SSN of: |
|---|---|
| 1. An individual's account | The individual |
| 2. Two or more individuals (Joint account) | The actual owner of the account or, if combined funds, the first individual on the account (1) |
| 3. Custodian account of a minor (Uniform Gift to Minors Act) | The minor (2) |
| 4. (a) The usual revocable savings trust account (grantor also is trustee) | The grantor-trustee (1) |
| (b) So-called trust account that is not a legal or valid trust under State law | The actual owner (1) |
| 5. Sole proprietorship or disregarded entity owned by an individual | The owner (3) |
| 6. Grantor trust filing under Optional Form 1099 Filing Method 1 (see, Regulations section 1.671-4(b)(2)(i)(A)) | The grantor (4) |

| For this type of account: | Give the SSN of: |
|---|---|
| 7. Disregarded entity not owned by an individual | The owner (3) |
| 8. A valid trust, estate, or pension trust | The legal entity (5) |
| 9. Corporate or LLC electing corporate status on Form 8832 or Form 2553 | The corporation |
| 10. Association, club, religious, charitable, educational, or other tax-exempt organization | The organization |
| 11. Partnership or multi-member LLC | The partnership or LLC |
| 12. Account with the Department of Agriculture in the name of a public entity (such as a State or local government, school district or prison) that receives agricultural program payments | The public entity |
| 13. A broker or registered nominee | The broker or nominee |
| 14. Grantor trust filing under the Form 1041 Filing Method or the Optional Form 1099 Filing Method 2 (see, Regulations section 1.671-4(b)(2)(i)(B)) | The trust |

*(1) List first and circle the name of the person whose number you furnish. If only one person on a joint account has an SSN, that person's number must be furnished.*
*(2) Circle the minor's name and furnish the minor's SSN.*
*(3) You must show your individual name and you also may enter your business or 'DBA' name on the second name line. You may use either your SSN or EIN (if you have one). If you are a sole proprietor, the IRS encourages you to use your SSN.*
*(4) **Note:** Grantor also must provide a Substitute Form W-9 to trustee of trust.*
*(5) List first and circle the name of the legal trust, estate, or pension trust. (Do not furnish the TIN of the personal representative or trustee unless the legal entity itself is not designated in the account title.)*

***Note:** If no name is circled when there is more than one name, the number will be considered to be that of the first name listed.*

**Obtaining a Number**

If you do not have a TIN, apply for one immediately. To apply for an SSN, get Form SS-5, Application for a Social Security Card, from your local Social Security Administration office or get this form online at www.socialsecurity.gov/forms/ss-5.pdf. You also may get this form by calling 1-800-772-1213. Use Form W-7, Application for IRS Individual Taxpayer Identification Number, to apply for an ITIN, or Form SS-4, Application for Employer Identification Number, to apply for an EIN. You can apply for an EIN online by accessing the IRS website at www.irs.gov/businesses and clicking on Employer ID Numbers under Related Topics. You can get Forms W-7 and SS-4 from the IRS by visiting www.irs.gov or by calling 1-800-TAX-FORM (1-800-829-3676).

**Payees Exempt from Backup Withholding**

If you are exempt from backup withholding and/or FATCA reporting, enter on the Substitute Form W-9, any code(s) that may apply to you.

**Exempt Payee Code**

Generally, individuals (including sole proprietors) are not exempt from backup withholding. Corporations are exempt from backup withholding for certain payments, such as interest and dividends. Corporations are not exempt from backup withholding for payments made in settlement of payment card or third party network transactions.

CURRENT FORM AS OF 9/9/15 VERSION C

## Guidelines for Certification of Taxpayer Identification Number ("TIN") on Substitute Form W-9, continued

**The following codes identify payees that are exempt from backup withholding:**

1. An organization exempt from tax under section 501(a), any IRA, or a custodial account under section 403(b)(7) if the account satisfies the requirements of section 401(f )(2)
2. The United States or any of its agencies or instrumentalities
3. A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions, agencies or instrumentalities
4. A foreign government or any of its political subdivisions, agencies, or instrumentalities
5. A corporation
6. A dealer in securities or commodities required to register in the United States, the District of Columbia, or a U.S. commonwealth or possession
7. A futures commission merchant registered with the Commodity Futures Trading Commission
8. A real estate investment trust
9. An entity registered at all times during the tax year under the Investment Company Act of 1940
10. A common trust fund operated by a bank under section 584(a)
11. A financial institution
12. A middleman known in the investment community as a nominee or custodian
13. A trust exempt from tax under section 664 or described in section 4947

For interest and dividends, all listed payees are exempt except payees listed in category 7. For broker transactions, payees listed in categories 1 through 4 and 6 through 11 and all C corporations are exempt. For broker transactions, S corporations must not enter an exempt payee code because they are exempt only for sales of noncovered securities acquired prior to 2012.

Exempt payees described above should complete the Substitute Form W-9 to avoid possible erroneous backup withholding. ENTER YOUR TAXPAYER IDENTIFICATION NUMBER AND ANY APPLICABLE EXEMPT PAYEE CODE, SIGN AND DATE THE FORM AND RETURN IT TO THE PAYER.

**Exemption from FATCA Reporting Code.** The following codes identify payees that are exempt from reporting under FATCA. These codes apply to persons submitting this form for accounts maintained outside of the United States by certain foreign financial institutions. Therefore, if you are only submitting this form for an account you hold in the United States, you may leave this field blank. Consult with the person requesting this form if you are uncertain if the financial institution is subject to these requirements.

A – An organization exempt from tax under section 501(a) or any individual retirement plan as defined in section 7701(a)(37)
B – The United States or any of its agencies or instrumentalities
C – A state, the District of Columbia, a U.S. commonwealth or possession, or any of their political subdivisions, agencies, or instrumentalities
D – A corporation the stock of which is regularly traded on one or more established securities markets, as described in Reg. section 1.1472-1(c)(1)(i)
E – A corporation that is a member of the same expanded affiliated group as a corporation described in Reg. section 1.1472-1(c)(1)(i)
F – A dealer in securities, commodities, or derivative financial instruments (including notional principal contracts, futures, forwards, and options) that is registered as such under the laws of the United States or any state
G – A real estate investment trust
H – A regulated investment company as defined in section 851 or an entity registered at all times during the tax year under the Investment Company Act of 1940
I – A common trust fund as defined in section 584(a)
J – A bank as defined in section 581
K – A broker
L – A trust exempt from tax under section 664 or described in section 4947
M – A tax exempt trust under a section 403(b) plan or section 457(g) plan

**Privacy Act Notice**

Section 6109 requires you to provide your correct TIN to persons who must file information returns with the IRS to report interest, dividends, and certain other income paid to you, mortgage interest paid to you, mortgage interest you paid, the acquisition or abandonment of secured property, cancellation of debt, or contributions you made to an IRA, or Archer MSA or HSA. The IRS uses the numbers for identification purposes and to help verify the accuracy of your tax return. The IRS also may provide this information to the Department of Justice for civil and criminal litigation, and to cities, states, the District of Columbia and U.S. possessions to carry out their tax laws. The IRS also may disclose this information to other countries under a tax treaty, to federal and state agencies to enforce federal nontax criminal laws, or to federal law enforcement and intelligence agencies to combat terrorism. You must provide your TIN whether or not you are required to file a tax return. Payers must generally withhold 28% of taxable interest, dividend, and certain other payments to a payee who does not give a TIN to a payer. Certain penalties also may apply.

**Penalties**

- Failure to Furnish TIN. If you fail to furnish your correct TIN to a requester, you are subject to a penalty of $50 for each such failure unless your failure is due to reasonable cause and not to willful neglect.
- Civil Penalty for False Information With Respect to Withholding. If you make a false statement with no reasonable basis which results in no backup withholding, you are subject to a $500 penalty.
- Criminal Penalty for Falsifying Information. Willfully falsifying certifications or affirmations may subject you to criminal penalties including fines and/or imprisonment.
- Misuse of TINs. If the requester discloses or uses taxpayer identification numbers in violation of Federal law, the payer may be subject to civil and criminal penalties.

9/15 MULTI-C